NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
American Century VP - Income & Growth Fund - Class III (ACVIG3)
628,962 shares (cost $5,066,142)	$3,031,595
American Century VP - Ultra(R) Fund - Class III (ACVU3)
112,513 shares (cost $1,174,472)	680,704
American Century VP - Value Fund - Class III (ACVV3)
1,266,393 shares (cost $8,712,150)	5,926,717
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R (FEI2R)
395,215 shares (cost $9,790,764)	5,110,128
Fidelity(R) VIP - Growth Portfolio - Service Class 2 R (FG2R)
126,200 shares (cost $5,166,470)	2,935,403
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 R (FC2R)
864,360 shares (cost $23,935,612)	13,051,840
Legg Mason Partners VET - Fundamental Value Portfolio - Class I (SBTRP)
1,811 shares (cost $38,228)	24,306
Legg Mason Partners VET - International All Cap Opportunity Portfolio (SBIEP)
14,681 shares (cost $160,292)	72,085
Legg Mason Partners VET - Investors Portfolio - Class I (SBVI)
200,868 shares (cost $3,445,600)	2,040,822
Legg Mason Partners VIT - Money Market Portfolio (SBMMP)
94,759 shares (cost $94,759)	94,759
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2,178,205 shares (cost $11,728,541)	10,847,458
Nationwide VIT - Government Bond Fund - Class III (GBF3)
1,544,141 shares (cost $18,021,819)	18,545,130
Nationwide VIT - Investor Destinations Aggressive Fund - Class VI (GVIDA6)
797,507 shares (cost $9,981,763)	5,462,925
Nationwide VIT - Investor Destinations Conservative Fund - Class VI (GVIDC6)
803,141 shares (cost $8,033,798)	7,404,956
Nationwide VIT - Investor Destinations Moderate Fund - Class VI (GVIDM6)
2,005,851 shares (cost $23,794,090)	16,869,206
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
1,253,850 shares (cost $15,652,236)	9,930,489
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
757,842 shares (cost $8,148,616)	6,676,587
Nationwide VIT - Mid Cap Growth Fund - Class III (SGRF3)
35,375 shares (cost $1,040,744)	620,829
Nationwide VIT - Money Market Fund - Class II (SAM2)
352,652,687 shares (cost $352,652,687)	352,652,687
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
25,082 shares (cost $407,713)	240,539
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class III (SCVF3)
73,786 shares (cost $825,658)	489,200

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Multi-Manager Small Company Fund - Class III (SCF3)
133,041 shares (cost $2,556,505)	$1,434,186
Nationwide VIT - Nationwide Fund - Class III (TRF3)
63,080 shares (cost $726,848)	412,543
Rydex Variable Trust Portfolios - Absolute Return Strategies Fund (RVARS)
940,786 shares (cost $21,849,900)	19,728,289
Rydex Variable Trust Portfolios - Alternative Strategies Allocation Fund (RVASA)
3,752 shares (cost $76,029)	74,744
Rydex Variable Trust Portfolios - Amerigo Fund (RVAMR)
302,814 shares (cost $11,013,372)	6,552,899
Rydex Variable Trust Portfolios - Banking Fund (RBKF)
1,176,425 shares (cost $15,747,802)	15,764,095
Rydex Variable Trust Portfolios - Basic Materials Fund (RBMF)
359,839 shares (cost $7,133,689)	6,973,674
Rydex Variable Trust Portfolios - Berolina Fund (RVBER)
141,104 shares (cost $3,664,654)	2,273,186
Rydex Variable Trust Portfolios - Biotechnology Fund (RBF)
1,329,809 shares (cost $24,958,013)	25,306,264
Rydex Variable Trust Portfolios - Clermont Fund (RVCLR)
69,941 shares (cost $1,484,835)	1,265,240
Rydex Variable Trust Portfolios - Commodities Strategy Fund (RVCMD)
885,205 shares (cost $19,166,142)	10,153,304
Rydex Variable Trust Portfolios - Consumer Products Fund (RCPF)
641,648 shares (cost $17,802,962)	17,651,744
Rydex Variable Trust Portfolios - Dow 2x Strategy Fund (RVLDD)
1,639,475 shares (cost $15,277,249)	15,820,939
Rydex Variable Trust Portfolios - Electronics Fund (RELF)
71,221 shares (cost $481,449)	485,728
Rydex Variable Trust Portfolios - Energy Fund (RENF)
457,175 shares (cost $10,957,258)	9,367,524
Rydex Variable Trust Portfolios - Energy Services Fund (RESF)
630,216 shares (cost $15,763,031)	8,936,468
Rydex Variable Trust Portfolios - Europe 1.25x Strategy Fund (RLCE)
559,385 shares (cost $6,750,564)	7,076,226
Rydex Variable Trust Portfolios - Financial Services Fund (RFSF)
354,716 shares (cost $4,895,623)	4,047,306
Rydex Variable Trust Portfolios - Government Long Bond 1.2x Strategy Fund (RUGB)
1,974,694 shares (cost $26,407,658)	34,043,720
Rydex Variable Trust Portfolios - Health Care Fund (RHCF)
1,020,583 shares (cost $22,657,640)	21,656,762
Rydex Variable Trust Portfolios - Hedged Equity Fund (RVHEQ)
552,088 shares (cost $11,458,622)	10,594,572
Rydex Variable Trust Portfolios - International Rotation Fund (RVIRO)
368,718 shares (cost $6,196,438)	6,341,942
Rydex Variable Trust Portfolios - Internet Fund (RINF)
71,466 shares (cost $724,426)	703,228

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Rydex Variable Trust Portfolios - Inverse Dow 2x Strategy Fund (RVIDD)
134,486 shares (cost $5,498,592)	$4,789,045
Rydex Variable Trust Portfolios - Inverse Government Long Bond Strategy Fund (RJNF)
305,266 shares (cost $4,038,673)	4,151,622
Rydex Variable Trust Portfolios - Inverse Mid Cap Strategy Fund (RVIMC)
86,124 shares (cost $4,522,121)	4,030,582
Rydex Variable Trust Portfolios - Inverse NASDAQ-100(R) Strategy Fund (RAF)
151,845 shares (cost $3,864,073)	3,805,223
Rydex Variable Trust Portfolios - Inverse Russell 2000(R) Strategy Fund (RVISC)
69,353 shares (cost $3,107,082)	2,961,392
Rydex Variable Trust Portfolios - Inverse S&P 500 Strategy Fund (RUF)
126,491 shares (cost $7,494,868)	7,392,136
Rydex Variable Trust Portfolios - Japan 1.25x Strategy Fund (RLCJ)
334,731 shares (cost $4,562,978)	5,047,749
Rydex Variable Trust Portfolios - Large Cap Growth Fund (RVLCG)
344,443 shares (cost $5,435,255)	5,672,970
Rydex Variable Trust Portfolios - Large Cap Value Fund (RVLCV)
497,063 shares (cost $4,586,326)	4,553,094
Rydex Variable Trust Portfolios - Leisure Fund (RLF)
14,938 shares (cost $566,789)	455,146
Rydex Variable Trust Portfolios - Managed Futures Fund (RVMFU)
78,057 shares (cost $1,904,873)	1,885,864
Rydex Variable Trust Portfolios - Mid Cap 1.5x Strategy Fund (RMED)
790,938 shares (cost $7,226,079)	7,759,106
Rydex Variable Trust Portfolios - Mid Cap Growth Fund (RVMCG)
269,594 shares (cost $5,593,597)	5,081,843
Rydex Variable Trust Portfolios - Mid Cap Value Fund (RVMCV)
430,107 shares (cost $5,197,061)	3,737,629
Rydex Variable Trust Portfolios - Multi Cap Core Equity Fund (RVCEQ)
96,401 shares (cost $1,623,399)	1,400,701
Rydex Variable Trust Portfolios - NASDAQ-100(R) 2x Strategy Fund (RVF)
1,162,318 shares (cost $9,242,770)	9,531,004
Rydex Variable Trust Portfolios - NASDAQ-100(R) Fund (ROF)
480,079 shares (cost $5,040,512)	5,040,826
Rydex Variable Trust Portfolios - Nova Fund (RNF)
3,376,383 shares (cost $15,254,644)	15,362,542
Rydex Variable Trust Portfolios - Precious Metals Fund (RPMF)
3,075,829 shares (cost $22,556,662)	28,420,656
Rydex Variable Trust Portfolios - Real Estate Fund (RREF)
521,680 shares (cost $10,175,715)	9,134,622
Rydex Variable Trust Portfolios - Retailing Fund (RRF)
1,514,006 shares (cost $11,087,100)	11,400,462
Rydex Variable Trust Portfolios - Russell 2000(R) 1.5x Strategy Fund (RMEK)
500,351 shares (cost $7,557,916)	8,290,823
Rydex Variable Trust Portfolios - S&P 500 2x Strategy Fund (RTF)
2,421,251 shares (cost $14,007,340)	14,914,906

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Rydex Variable Trust Portfolios - Sector Rotation Fund (RSRF)
2,151,071 shares (cost $30,252,092)	$19,467,190
Rydex Variable Trust Portfolios - Small Cap Growth Fund (RVSCG)
367,314 shares (cost $6,286,843)	6,530,844
Rydex Variable Trust Portfolios - Small Cap Value Fund (RVSCV)
553,568 shares (cost $7,046,544)	5,629,783
Rydex Variable Trust Portfolios - Strengthening Dollar 2x Strategy Fund (RVSDL)
252,133 shares (cost $5,896,040)	5,357,835
Rydex Variable Trust Portfolios - Technology Fund (RTEC)
510,774 shares (cost $4,867,375)	3,600,957
Rydex Variable Trust Portfolios - Telecommunications Fund (RTEL)
268,407 shares (cost $2,241,611)	2,131,149
Rydex Variable Trust Portfolios - Transportation Fund (RTRF)
1,662,927 shares (cost $17,970,924)	18,142,538
Rydex Variable Trust Portfolios - Utilities Fund (RUTL)
1,589,408 shares (cost $23,686,246)	24,492,771
Rydex Variable Trust Portfolios - Weakening Dollar 2x Strategy Fund (RVWDL)
139,911 shares (cost $3,259,043)	3,511,754

Total Investments	943,057,712

Accounts Receivable	33,679

Total Assets	$943,091,391

Contract Owners’ Equity:
Accumulation units	942,249,637
Contracts in payout (annuitization) period	841,754

Total Contract Owners’ Equity (note 5)	$943,091,391

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	ACVIG3	ACVU3	ACVV3	FEI2R	FG2R	FC2R	SBTRP

Reinvested dividends	$10,086,091	116,310	-	193,807	171,226	18,205	134,815	637
Mortality and expense risk charges (note 2)	(16,443,608)	(77,323)	(15,781)	(118,398)	(123,032)	(107,559)	(344,788)	(587)

Net investment income (loss)	(6,357,517)	38,987	(15,781)	75,409	48,194	(89,354)	(209,973)	50

Proceeds from mutual fund shares sold	4,930,694,886	2,987,147	1,218,203	4,167,310	4,860,150	15,378,888	14,865,159	50,593
Cost of mutual fund shares sold	(5,199,255,976)	(4,124,807)	(1,284,794)	(5,970,277)	(6,381,027)	(16,417,259)	(22,114,557)	(74,012)

Realized gain (loss) on investments	(268,561,090)	(1,137,660)	(66,591)	(1,802,967)	(1,520,877)	(1,038,371)	(7,249,398)	(23,419)
Change in unrealized gain (loss) on investments	(29,136,303)	(1,831,399)	(706,406)	(1,703,975)	(3,216,328)	(3,493,138)	(6,059,444)	(13,923)

Net gain (loss) on investments	(297,697,393)	(2,969,059)	(772,997)	(3,506,942)	(4,737,205)	(4,531,509)	(13,308,842)	(37,342)

Reinvested capital gains	20,176,366	696,796	175,729	1,028,922	9,911	-	720,030	73

Net increase (decrease) in contract owners’ equity resulting from operations	$(283,878,544)	(2,233,276)	(613,049)	(2,402,611)	(4,679,100)	(4,620,863)	(12,798,785)	(37,219)

Investment Activity:	SBIEP	SBVI	SBMMP	SBTIG	HIBF3	GBF3	GVIDA6	GVIDC6

Reinvested dividends	$2,157	36,902	2,481	-	610,419	863,170	155,248	243,802
Mortality and expense risk charges (note 2)	(929)	(37,552)	(1,253)	(18)	(113,045)	(294,383)	(127,725)	(109,722)

Net investment income (loss)	1,228	(650)	1,228	(18)	497,374	568,787	27,523	134,080

Proceeds from mutual fund shares sold	938	541,968	21,963	-	14,956,667	13,243,426	3,760,444	6,972,574
Cost of mutual fund shares sold	(3,060)	(662,830)	(21,963)	-	(16,329,957)	(12,885,781)	(4,113,996)	(7,237,295)

Realized gain (loss) on investments	(2,122)	(120,862)	-	-	(1,373,290)	357,645	(353,552)	(264,721)
Change in unrealized gain (loss) on investments	(36,447)	(1,194,248)	-	-	(658,637)	202,253	(4,614,565)	(597,549)

Net gain (loss) on investments	(38,569)	(1,315,110)	-	-	(2,031,927)	559,898	(4,968,117)	(862,270)

Reinvested capital gains	-	81,488	-	-	-	-	1,322,079	132,805

Net increase (decrease) in contract owners’ equity resulting from operations	$(37,341)	(1,234,272)	1,228	(18)	(1,534,553)	1,128,685	(3,618,515)	(595,385)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GVIDM6	GVDMA6	GVDMC6	SGRF3	SAM2	SCGF3	SCVF3	SCF3

Reinvested dividends	$597,427	348,284	249,881	-	3,377,659	-	7,262	19,039
Mortality and expense risk charges (note 2)	(307,983)	(197,897)	(123,610)	(14,039)	(4,219,574)	(5,502)	(10,264)	(32,074)

Net investment income (loss)	289,444	150,387	126,271	(14,039)	(841,915)	(5,502)	(3,002)	(13,035)

Proceeds from mutual fund shares sold	6,780,776	7,498,974	5,864,458	448,693	908,166,488	168,771	372,394	1,116,446
Cost of mutual fund shares sold	(7,462,192)	(8,498,487)	(6,268,070)	(429,061)	(908,166,488)	(171,335)	(510,982)	(1,827,966)

Realized gain (loss) on investments	(681,416)	(999,513)	(403,612)	19,632	-	(2,564)	(138,588)	(711,520)
Change in unrealized gain (loss) on investments	(7,387,174)	(5,626,542)	(1,485,453)	(630,300)	-	(239,074)	(116,579)	(833,929)

Net gain (loss) on investments	(8,068,590)	(6,626,055)	(1,889,065)	(610,668)	-	(241,638)	(255,167)	(1,545,449)

Reinvested capital gains	1,847,929	1,425,578	401,497	-	-	-	-	475,677

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,931,217)	(5,050,090)	(1,361,297)	(624,707)	(841,915)	(247,140)	(258,169)	(1,082,807)

Investment Activity:	TRF3	RVARS	RVASA	RVAMR	RBKF	RBMF	RVBER	RBF

Reinvested dividends	$14,988	110,740	1,607	34,862	22,551	52,401	43,430	-
Mortality and expense risk charges (note 2)	(17,676)	(363,435)	(31)	(126,287)	(156,971)	(424,124)	(62,812)	(222,899)

Net investment income (loss)	(2,688)	(252,695)	1,576	(91,425)	(134,420)	(371,723)	(19,382)	(222,899)

Proceeds from mutual fund shares sold	1,083,664	22,968,027	28	13,748,880	65,312,842	96,006,203	10,833,959	54,867,601
Cost of mutual fund shares sold	(1,498,401)	(26,455,991)	(29)	(15,946,113)	(70,688,342)	(105,408,272)	(11,584,144)	(60,512,714)

Realized gain (loss) on investments	(414,737)	(3,487,964)	(1)	(2,197,233)	(5,375,500)	(9,402,069)	(750,185)	(5,645,113)
Change in unrealized gain (loss) on investments	(289,456)	(911,665)	(1,285)	(3,980,854)	798,719	572,207	(1,351,140)	716,601

Net gain (loss) on investments	(704,193)	(4,399,629)	(1,286)	(6,178,087)	(4,576,781)	(8,829,862)	(2,101,325)	(4,928,512)

Reinvested capital gains	167,462	-	-	173,193	-	528,652	44,945	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(539,419)	(4,652,324)	290	(6,096,319)	(4,711,201)	(8,672,933)	(2,075,762)	(5,151,411)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	RVCLR	RVCMD	RCPF	RVLDD	RELF	RENF	RESF	RLCE

Reinvested dividends	$18,894	601,003	38,488	227,505	-	-	-	80,429
Mortality and expense risk charges (note 2)	(53,274)	(502,140)	(295,654)	(181,529)	(19,930)	(455,700)	(468,678)	(224,511)

Net investment income (loss)	(34,380)	98,863	(257,166)	45,976	(19,930)	(455,700)	(468,678)	(144,082)

Proceeds from mutual fund shares sold	10,462,650	42,569,365	62,543,403	112,726,147	25,490,438	89,998,470	83,188,958	68,100,033
Cost of mutual fund shares sold	(11,685,222)	(41,617,167)	(69,265,048)	(125,586,106)	(26,253,547)	(96,824,557)	(90,484,497)	(83,548,720)

Realized gain (loss) on investments	(1,222,572)	952,198	(6,721,645)	(12,859,959)	(763,109)	(6,826,087)	(7,295,539)	(15,448,687)
Change in unrealized gain (loss) on investments	87,519	(12,359,697)	1,256,906	2,148,221	24,052	(782,150)	(5,975,060)	4,323,059

Net gain (loss) on investments	(1,135,053)	(11,407,499)	(5,464,739)	(10,711,738)	(739,057)	(7,608,237)	(13,270,599)	(11,125,628)

Reinvested capital gains	26,431	-	528,404	-	-	382,037	1,189,645	258,684

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,143,002)	(11,308,636)	(5,193,501)	(10,665,762)	(758,987)	(7,681,900)	(12,549,632)	(11,011,026)

Investment Activity:	RFSF	RUGB	RHCF	RVHEQ	RVIRO	RINF	RVIDD	RJNF

Reinvested dividends	$-	797,958	-	145,584	-	-	26,712	22,661
Mortality and expense risk charges (note 2)	(132,540)	(457,572)	(345,954)	(112,332)	(47,144)	(122,539)	(111,668)	(89,386)

Net investment income (loss)	(132,540)	340,386	(345,954)	33,252	(47,144)	(122,539)	(84,956)	(66,725)

Proceeds from mutual fund shares sold	38,511,313	242,524,552	70,739,555	7,700,979	10,057,011	40,875,691	115,101,123	194,677,619
Cost of mutual fund shares sold	(45,715,227)	(237,070,252)	(78,879,694)	(9,604,120)	(11,922,525)	(46,480,332)	(110,936,753)	(196,762,280)

Realized gain (loss) on investments	(7,203,914)	5,454,300	(8,140,139)	(1,903,141)	(1,865,514)	(5,604,641)	4,164,370	(2,084,661)
Change in unrealized gain (loss) on investments	1,700,939	7,231,470	(522,136)	(231,615)	145,504	1,300,746	(805,233)	215,598

Net gain (loss) on investments	(5,502,975)	12,685,770	(8,662,275)	(2,134,756)	(1,720,010)	(4,303,895)	3,359,137	(1,869,063)

Reinvested capital gains	-	-	1,140,600	-	-	-	1,630,760	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,635,515)	13,026,156	(7,867,629)	(2,101,504)	(1,767,154)	(4,426,434)	4,904,941	(1,935,788)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	RVIMC	RAF	RVISC	RUF	RLCJ	RVLCG	RVLCV	RLF

Reinvested dividends	$24,562	20,286	29,768	56,409	22,116	-	78,703	-
Mortality and expense risk charges (note 2)	(38,934)	(110,098)	(56,556)	(510,860)	(86,431)	(190,030)	(107,271)	(89,596)

Net investment income (loss)	(14,372)	(89,812)	(26,788)	(454,451)	(64,315)	(190,030)	(28,568)	(89,596)

Proceeds from mutual fund shares sold	40,352,714	188,385,760	96,423,192	576,147,740	54,245,275	65,900,726	46,281,619	22,780,169
Cost of mutual fund shares sold	(39,798,220)	(184,483,410)	(95,499,157)	(561,303,973)	(57,308,785)	(72,822,541)	(52,865,589)	(28,853,489)

Realized gain (loss) on investments	554,494	3,902,350	924,035	14,843,767	(3,063,510)	(6,921,815)	(6,583,970)	(6,073,320)
Change in unrealized gain (loss) on investments	(513,155)	(172,241)	(180,233)	(98,102)	1,127,070	238,893	1,126,462	2,405,420

Net gain (loss) on investments	41,339	3,730,109	743,802	14,745,665	(1,936,440)	(6,682,922)	(5,457,508)	(3,667,900)

Reinvested capital gains	-	-	-	-	-	-	1,158,895	355,128

Net increase (decrease) in contract owners’ equity resulting from operations	$26,967	3,640,297	717,014	14,291,214	(2,000,755)	(6,872,952)	(4,327,181)	(3,402,368)

Investment Activity:	RVMFU	RMED	RVMCG	RVMCV	RVCEQ	RVF	ROF	RNF

Reinvested dividends	$-	-	-	-	41,499	23,266	10,680	98,312
Mortality and expense risk charges (note 2)	(662)	(142,860)	(160,472)	(77,253)	(36,356)	(213,154)	(123,903)	(445,364)

Net investment income (loss)	(662)	(142,860)	(160,472)	(77,253)	5,143	(189,888)	(113,223)	(347,052)

Proceeds from mutual fund shares sold	139,416	59,493,484	41,717,179	13,783,957	5,281,349	182,922,679	130,904,237	83,124,398
Cost of mutual fund shares sold	(142,232)	(66,285,976)	(46,128,162)	(17,088,159)	(6,929,411)	(200,981,995)	(135,318,345)	(102,190,564)

Realized gain (loss) on investments	(2,816)	(6,792,492)	(4,410,983)	(3,304,202)	(1,648,062)	(18,059,316)	(4,414,108)	(19,066,166)
Change in unrealized gain (loss) on investments	(19,009)	2,372,944	(284,953)	(909,009)	587,417	522,514	(449)	1,166,873

Net gain (loss) on investments	(21,825)	(4,419,548)	(4,695,936)	(4,213,211)	(1,060,645)	(17,536,802)	(4,414,557)	(17,899,293)

Reinvested capital gains	-	-	-	726,492	3,009	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(22,487)	(4,562,408)	(4,856,408)	(3,563,972)	(1,052,493)	(17,726,690)	(4,527,780)	(18,246,345)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	RPMF	RREF	RRF	RMEK	RTF	RSRF	RVSCG	RVSCV

Reinvested dividends	$-	99,084	-	15,563	-	-	-	49,588
Mortality and expense risk charges (note 2)	(436,595)	(295,382)	(64,056)	(118,304)	(162,433)	(441,941)	(77,448)	(77,617)

Net investment income (loss)	(436,595)	(196,298)	(64,056)	(102,741)	(162,433)	(441,941)	(77,448)	(28,029)

Proceeds from mutual fund shares sold	105,048,825	57,641,798	22,931,786	105,278,963	119,418,639	19,245,758	33,674,214	16,276,531
Cost of mutual fund shares sold	(122,245,597)	(72,854,009)	(26,879,106)	(113,141,404)	(130,926,366)	(23,414,109)	(36,833,329)	(20,079,797)

Realized gain (loss) on investments	(17,196,772)	(15,212,211)	(3,947,320)	(7,862,441)	(11,507,727)	(4,168,351)	(3,159,115)	(3,803,266)
Change in unrealized gain (loss) on investments	5,899,877	3,903,732	439,564	1,869,131	2,275,817	(10,244,562)	735,396	(883,060)

Net gain (loss) on investments	(11,296,895)	(11,308,479)	(3,507,756)	(5,993,310)	(9,231,910)	(14,412,913)	(2,423,719)	(4,686,326)

Reinvested capital gains	-	997,841	38,980	-	-	78,845	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,733,490)	(10,506,936)	(3,532,832)	(6,096,051)	(9,394,343)	(14,776,009)	(2,501,167)	(4,714,355)

Investment Activity:	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL

Reinvested dividends	$-	-	8,726	-	118,985	-
Mortality and expense risk charges (note 2)	(67,356)	(126,748)	(140,826)	(169,149)	(416,061)	(82,068)

Net investment income (loss)	(67,356)	(126,748)	(132,100)	(169,149)	(297,076)	(82,068)

Proceeds from mutual fund shares sold	40,299,135	41,851,277	45,165,222	67,151,602	109,414,594	45,881,707
Cost of mutual fund shares sold	(38,869,712)	(46,732,174)	(51,948,840)	(74,449,417)	(120,116,895)	(47,078,964)

Realized gain (loss) on investments	1,429,423	(4,880,897)	(6,783,618)	(7,297,815)	(10,702,301)	(1,197,257)
Change in unrealized gain (loss) on investments	(527,583)	(1,182,172)	1,026,506	2,341,758	4,029,234	741,224

Net gain (loss) on investments	901,840	(6,063,069)	(5,757,112)	(4,956,057)	(6,673,067)	(456,033)

Reinvested capital gains	-	956,037	813,664	343,344	314,804	-

Net increase (decrease) in contract owners’ equity resulting from operations	$834,484	(5,233,780)	(5,075,548)	(4,781,862)	(6,655,339)	(538,101)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		ACVIG3		ACVU3		ACVV3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(6,357,517)	5,231,237	38,987	53,895	(15,781)	(23,796)	75,409	37,735
Realized gain (loss) on investments	(268,561,090)	30,093,842	(1,137,660)	914,247	(66,591)	123,395	(1,802,967)	414,151
Change in unrealized gain (loss) on investments	(29,136,303)	(47,529,092)	(1,831,399)	(1,103,915)	(706,406)	233,955	(1,703,975)	(2,438,319)
Reinvested capital gains	20,176,366	56,769,367	696,796	-	175,729	-	1,028,922	1,302,406

Net increase (decrease) in contract owners’ equity resulting from operations	(283,878,544)	44,565,354	(2,233,276)	(135,773)	(613,049)	333,554	(2,402,611)	(684,027)

Equity transactions:
Purchase payments received from contract owners (note 3)	191,493,555	155,753,232	75,331	175,861	4,512	36,999	310,681	466,189
Transfers between funds	-	-	(1,305,553)	(1,223,785)	(915,662)	117,262	(1,168,058)	(4,409,704)
Redemptions (note 3)	(195,510,244)	(197,946,532)	(504,232)	(1,484,761)	(59,883)	(132,445)	(694,954)	(2,029,712)
Annuity benefits	(477,694)	(484,985)	(1,964)	(2,542)	-	-	(2,093)	(2,845)
Contract maintenance charges (note 2)	(2,198)	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,059,850)	(2,166,816)	(5,834)	(14,694)	(752)	(838)	(6,608)	(27,406)
Adjustments to maintain reserves	23,992	11,626	8	109	46	(93)	15	404

Net equity transactions	(6,532,439)	(44,833,475)	(1,742,244)	(2,549,812)	(971,739)	20,885	(1,561,017)	(6,003,074)

Net change in contract owners’ equity	(290,410,983)	(268,121)	(3,975,520)	(2,685,585)	(1,584,788)	354,439	(3,963,628)	(6,687,101)
Contract owners’ equity beginning of period	1,233,502,374	1,233,770,495	7,007,116	9,692,701	2,265,496	1,911,057	9,890,321	16,577,422

Contract owners’ equity end of period	$943,091,391	1,233,502,374	3,031,596	7,007,116	680,708	2,265,496	5,926,693	9,890,321

CHANGES IN UNITS:
Beginning units	93,051,817	96,971,616	511,898	697,047	185,781	185,778	707,354	1,105,290
Units purchased	871,079,222	982,283,716	117,463	309,322	33,176	159,924	265,070	390,279
Units redeemed	(859,165,068)	(986,203,515)	(285,926)	(494,471)	(122,107)	(159,921)	(385,683)	(788,215)

Ending units	104,965,971	93,051,817	343,435	511,898	96,850	185,781	586,741	707,354

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEI2R		FG2R		FC2R		SBTRP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$48,194	8,573	(89,354)	(108,262)	(209,973)	(163,823)	50	-
Realized gain (loss) on investments	(1,520,877)	709,257	(1,038,371)	1,009,347	(7,249,398)	1,238,817	(23,419)	-
Change in unrealized gain (loss) on investments	(3,216,328)	(1,931,736)	(3,493,138)	1,076,716	(6,059,444)	(5,523,647)	(13,923)	-
Reinvested capital gains	9,911	1,182,607	-	16,461	720,030	8,442,964	73	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,679,100)	(31,299)	(4,620,863)	1,994,262	(12,798,785)	3,994,311	(37,219)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	289,793	402,262	118,322	312,855	360,312	1,017,515	-	-
Transfers between funds	(2,571,925)	(2,003,993)	(10,745,117)	13,444,497	(5,602,339)	6,369,230	61,525	-
Redemptions (note 3)	(984,198)	(2,227,331)	(1,072,307)	(1,332,045)	(2,682,060)	(3,298,202)	-	-
Annuity benefits	(2,255)	(2,992)	(2,646)	(2,781)	(2,628)	(2,938)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(14,261)	(35,785)	(10,662)	(11,077)	(30,977)	(44,502)	-	-
Adjustments to maintain reserves	(53)	317	(84)	393	(109)	443	(13)	-

Net equity transactions	(3,282,899)	(3,867,522)	(11,712,494)	12,411,842	(7,957,801)	4,041,546	61,512	-

Net change in contract owners’ equity	(7,961,999)	(3,898,821)	(16,333,357)	14,406,104	(20,756,586)	8,035,857	24,293	-
Contract owners’ equity beginning of period	13,072,124	16,970,945	19,268,728	4,862,624	33,808,408	25,772,551	-	-

Contract owners’ equity end of period	$5,110,125	13,072,124	2,935,371	19,268,728	13,051,822	33,808,408	24,293	-

CHANGES IN UNITS:
Beginning units	923,301	1,195,976	1,427,016	449,694	1,869,163	1,648,597	-	-
Units purchased	194,966	433,347	402,464	1,583,932	678,716	988,550	4,225	-
Units redeemed	(477,858)	(706,022)	(1,410,692)	(606,610)	(1,270,704)	(767,984)	(2,789)	-

Ending units	640,409	923,301	418,788	1,427,016	1,277,175	1,869,163	1,436	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SBIEP		SBVI		SBMMP		SBTIG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,228	(296)	(650)	12,155	1,228	3,987	(18)	(2,256)
Realized gain (loss) on investments	(2,122)	(3,086)	(120,862)	4,896	-	-	-	946,140
Change in unrealized gain (loss) on investments	(36,447)	(34,919)	(1,194,248)	(210,530)	-	-	-	(727,326)
Reinvested capital gains	-	42,137	81,488	103,369	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(37,341)	3,836	(1,234,272)	(90,110)	1,228	3,987	(18)	216,558

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	3,675
Transfers between funds	25,003	-	(86,528)	4,287,411	-	-	-	(4,287,411)
Redemptions (note 3)	-	-	(385,323)	(446,918)	(20,599)	(5,394)	-	(152,608)
Annuity benefits	-	-	-	-	-	-	(5,497)	(22,412)
Contract maintenance charges (note 2)	(14)	-	(2,068)	-	(116)	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	3	132	453	(1,833)	7	(97)	(10,985)	9,619

Net equity transactions	24,992	132	(473,466)	3,838,660	(20,708)	(5,491)	(16,482)	(4,449,137)

Net change in contract owners’ equity	(12,349)	3,968	(1,707,738)	3,748,550	(19,480)	(1,504)	(16,500)	(4,232,579)
Contract owners’ equity beginning of period	84,432	80,464	3,748,550	-	114,231	115,735	16,500	4,249,079

Contract owners’ equity end of period	$72,083	84,432	2,040,812	3,748,550	94,751	114,231	-	16,500

CHANGES IN UNITS:
Beginning units	5,193	5,194	384,388	-	8,536	8,955	-	221,976
Units purchased	2,745	-	3,731	428,742	-	-	-	191
Units redeemed	(1)	(1)	(58,761)	(44,354)	(1,545)	(419)	-	(222,167)

Ending units	7,937	5,193	329,358	384,388	6,991	8,536	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	HIBF3		GBF3		GVIDA6		GVIDC6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$497,374	468,015	568,787	535,435	27,523	52,242	134,080	104,389
Realized gain (loss) on investments	(1,373,290)	(161,575)	357,645	(41,422)	(353,552)	720,552	(264,721)	19,424
Change in unrealized gain (loss) on investments	(658,637)	(280,812)	202,253	419,536	(4,614,565)	(652,353)	(597,549)	(86,195)
Reinvested capital gains	-	-	-	-	1,322,079	362,335	132,805	119,675

Net increase (decrease) in contract owners’ equity resulting from operations	(1,534,553)	25,628	1,128,685	913,549	(3,618,515)	482,776	(595,385)	157,293

Equity transactions:
Purchase payments received from contract owners (note 3)	281,159	1,364,527	606,689	601,669	143,160	1,136,796	556,385	1,127,052
Transfers between funds	4,968,847	3,055,801	2,272,594	6,549,002	(1,806,200)	(769,134)	3,299,332	(1,477,383)
Redemptions (note 3)	(1,385,378)	(1,116,256)	(3,533,033)	(2,886,266)	(384,468)	(932,246)	(1,112,556)	(427,438)
Annuity benefits	-	-	(14,760)	(14,439)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,754)	(27,088)	(46,613)	(16,967)	(10,702)	(15,201)	(36,681)	(2,820)
Adjustments to maintain reserves	(81)	3	(67)	(93)	(2)	705	(70)	79

Net equity transactions	3,853,793	3,276,987	(715,190)	4,232,906	(2,058,212)	(579,080)	2,706,410	(780,510)

Net change in contract owners’ equity	2,319,240	3,302,615	413,495	5,146,455	(5,676,727)	(96,304)	2,111,025	(623,217)
Contract owners’ equity beginning of period	8,528,143	5,225,528	18,131,525	12,985,070	11,139,666	11,235,970	5,293,897	5,917,114

Contract owners’ equity end of period	$10,847,383	8,528,143	18,545,020	18,131,525	5,462,939	11,139,666	7,404,922	5,293,897

CHANGES IN UNITS:
Beginning units	757,438	473,318	1,498,890	1,131,842	783,334	824,418	462,812	536,836
Units purchased	2,141,758	2,096,797	1,539,681	1,173,269	135,643	401,496	934,216	271,917
Units redeemed	(1,540,988)	(1,812,677)	(1,593,529)	(806,221)	(299,103)	(442,580)	(698,249)	(345,941)

Ending units	1,358,208	757,438	1,445,042	1,498,890	619,874	783,334	698,779	462,812

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDM6		GVDMA6		GVDMC6		SGRF3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$289,444	282,521	150,387	152,025	126,271	142,714	(14,039)	(19,732)
Realized gain (loss) on investments	(681,416)	1,144,809	(999,513)	968,533	(403,612)	51,112	19,632	100,588
Change in unrealized gain (loss) on investments	(7,387,174)	(851,191)	(5,626,542)	(885,819)	(1,485,453)	(67,922)	(630,300)	8,346
Reinvested capital gains	1,847,929	349,591	1,425,578	304,939	401,497	146,065	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,931,217)	925,730	(5,050,090)	539,678	(1,361,297)	271,969	(624,707)	89,202

Equity transactions:
Purchase payments received from contract owners (note 3)	1,016,951	4,646,146	741,529	754,212	603,415	1,098,509	8,523	14,092
Transfers between funds	3,436,657	470,095	117,072	5,450,993	(2,272,143)	6,439,476	(128,379)	196,152
Redemptions (note 3)	(4,220,526)	(4,083,550)	(1,156,679)	(3,176,810)	(948,879)	(738,711)	(107,130)	(129,044)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(36,668)	(60,758)	(13,659)	(69,898)	(10,358)	(4,842)	(3,480)	(647)
Adjustments to maintain reserves	(53)	250	(85)	338	(67)	(322)	(5)	(108)

Net equity transactions	196,361	972,183	(311,822)	2,958,835	(2,628,032)	6,794,110	(230,471)	80,445

Net change in contract owners’ equity	(5,734,856)	1,897,913	(5,361,912)	3,498,513	(3,989,329)	7,066,079	(855,178)	169,647
Contract owners’ equity beginning of period	22,604,032	20,706,119	15,292,382	11,793,869	10,665,870	3,599,791	1,475,992	1,306,345

Contract owners’ equity end of period	$16,869,176	22,604,032	9,930,470	15,292,382	6,676,541	10,665,870	620,814	1,475,992

CHANGES IN UNITS:
Beginning units	1,764,416	1,684,346	1,115,759	899,550	880,836	309,482	105,552	100,288
Units purchased	760,652	1,093,711	637,699	1,054,134	328,888	703,445	17,055	25,831
Units redeemed	(780,859)	(1,013,641)	(683,613)	(837,925)	(551,844)	(132,091)	(39,366)	(20,567)

Ending units	1,744,209	1,764,416	1,069,845	1,115,759	657,880	880,836	83,241	105,552

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SAM2		SCGF3		SCVF3		SCF3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(841,915)	6,751,753	(5,502)	(8,848)	(3,002)	(4,724)	(13,035)	(57,216)
Realized gain (loss) on investments	-	-	(2,564)	49,936	(138,588)	(8,679)	(711,520)	(12,105)
Change in unrealized gain (loss) on investments	-	-	(239,074)	10,562	(116,579)	(226,285)	(833,929)	(423,305)
Reinvested capital gains	-	-	-	-	-	144,176	475,677	562,257

Net increase (decrease) in contract owners’ equity resulting from operations	(841,915)	6,751,753	(247,140)	51,650	(258,169)	(95,512)	(1,082,807)	69,631

Equity transactions:
Purchase payments received from contract owners (note 3)	146,596,809	101,683,262	1,666	2,531	21,323	6,870	21,997	95,814
Transfers between funds	61,601,347	(11,266,363)	(73,056)	(48,608)	(189,858)	(252,950)	(198,519)	(1,455,999)
Redemptions (note 3)	(97,714,850)	(60,221,166)	(40,923)	(69,227)	(52,347)	(144,656)	(227,749)	(577,274)
Annuity benefits	(289,065)	(294,420)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(962,686)	(639,096)	(1,005)	(951)	(103)	(1,661)	(1,416)	(26,741)
Adjustments to maintain reserves	(156,951)	5,722	(9)	(45)	6	(12)	(7)	(19)

Net equity transactions	109,074,604	29,267,939	(113,327)	(116,300)	(220,979)	(392,409)	(405,694)	(1,964,219)

Net change in contract owners’ equity	108,232,689	36,019,692	(360,467)	(64,650)	(479,148)	(487,921)	(1,488,501)	(1,894,588)
Contract owners’ equity beginning of period	244,418,798	208,399,106	600,992	665,642	968,345	1,456,266	2,922,660	4,817,248

Contract owners’ equity end of period	$352,651,487	244,418,798	240,525	600,992	489,197	968,345	1,434,159	2,922,660

CHANGES IN UNITS:
Beginning units	23,647,331	20,692,057	48,203	57,842	70,779	97,392	185,353	308,338
Units purchased	263,735,629	344,587,709	5,406	7,393	14,703	8,861	69,761	144,818
Units redeemed	(253,113,549)	(341,632,435)	(17,081)	(17,032)	(32,003)	(35,474)	(106,130)	(267,803)

Ending units	34,269,411	23,647,331	36,528	48,203	53,479	70,779	148,984	185,353

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TRF3		RVARS		RVASA		RVAMR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,688)	(6,180)	(252,695)	455,910	1,576	-	(91,425)	(28,164)
Realized gain (loss) on investments	(414,737)	85,314	(3,487,964)	663,361	(1)	-	(2,197,233)	550,867
Change in unrealized gain (loss) on investments	(289,456)	(124,822)	(911,665)	(1,223,257)	(1,285)	-	(3,980,854)	(479,620)
Reinvested capital gains	167,462	99,253	-	213,127	-	-	173,193	374,730

Net increase (decrease) in contract owners’ equity resulting from operations	(539,419)	53,565	(4,652,324)	109,141	290	-	(6,096,319)	417,813

Equity transactions:
Purchase payments received from contract owners (note 3)	6,453	56,182	2,532,193	1,728,440	-	-	605,836	76,745
Transfers between funds	(287,800)	(426,354)	1,349,792	6,845,872	74,454	-	2,830,325	10,484,113
Redemptions (note 3)	(77,849)	(119,988)	(2,730,888)	(3,640,878)	-	-	(1,156,499)	(574,182)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(453)	(824)	(45,110)	(44,546)	-	-	(23,429)	(11,452)
Adjustments to maintain reserves	737	(1,829)	(119)	(238)	4	-	(99)	(17)

Net equity transactions	(358,912)	(492,813)	1,105,868	4,888,650	74,458	-	2,256,134	9,975,207

Net change in contract owners’ equity	(898,331)	(439,248)	(3,546,456)	4,997,791	74,748	-	(3,840,185)	10,393,020
Contract owners’ equity beginning of period	1,310,953	1,750,201	23,274,631	18,276,840	-	-	10,393,020	-

Contract owners’ equity end of period	$412,622	1,310,953	19,728,175	23,274,631	74,748	-	6,552,835	10,393,020

CHANGES IN UNITS:
Beginning units	93,336	132,523	2,157,687	1,729,823	-	-	925,019	-
Units purchased	61,804	135,025	3,258,793	3,289,300	7,573	-	1,679,061	1,601,277
Units redeemed	(104,552)	(174,212)	(3,131,087)	(2,861,436)	-	-	(1,562,188)	(676,258)

Ending units	50,588	93,336	2,285,393	2,157,687	7,573	-	1,041,892	925,019

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RBKF		RBMF		RVBER		RBF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(134,420)	21,532	(371,723)	(563,743)	(19,382)	(10,843)	(222,899)	(94,540)
Realized gain (loss) on investments	(5,375,500)	(723,281)	(9,402,069)	9,220,525	(750,185)	41,961	(5,645,113)	356,150
Change in unrealized gain (loss) on investments	798,719	(1,228,762)	572,207	(2,466,021)	(1,351,140)	(40,328)	716,601	(53,005)
Reinvested capital gains	-	-	528,652	3,042,777	44,945	30,538	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,711,201)	(1,930,511)	(8,672,933)	9,233,538	(2,075,762)	21,328	(5,151,411)	208,605

Equity transactions:
Purchase payments received from contract owners (note 3)	818,862	556,502	1,804,255	1,963,834	279,797	180,032	1,236,259	543,691
Transfers between funds	13,966,254	(8,788,899)	(28,315,645)	7,023,555	2,071,776	2,762,349	21,891,764	1,586,450
Redemptions (note 3)	(916,656)	(845,237)	(3,293,495)	(4,130,199)	(587,265)	(359,152)	(1,262,483)	(529,386)
Annuity benefits	-	-	(9,231)	(3,749)	-	-	(2,124)	(2,274)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,149)	(9,457)	(34,871)	(52,482)	(11,377)	(8,506)	(16,303)	(7,084)
Adjustments to maintain reserves	(111)	(92)	(402)	3,021	(86)	(7)	(124)	(218)

Net equity transactions	13,855,200	(9,087,183)	(29,849,389)	4,803,980	1,752,845	2,574,716	21,846,989	1,591,179

Net change in contract owners’ equity	9,143,999	(11,017,694)	(38,522,322)	14,037,518	(322,917)	2,596,044	16,695,578	1,799,784
Contract owners’ equity beginning of period	6,620,044	17,637,738	45,495,816	31,458,298	2,596,044	-	8,610,589	6,810,805

Contract owners’ equity end of period	$15,764,043	6,620,044	6,973,494	45,495,816	2,273,127	2,596,044	25,306,167	8,610,589

CHANGES IN UNITS:
Beginning units	592,327	1,143,218	1,894,999	1,734,363	241,098	-	942,389	766,752
Units purchased	12,028,869	3,392,431	4,460,615	5,016,143	1,339,246	353,433	10,842,518	7,578,034
Units redeemed	(10,145,766)	(3,943,322)	(5,813,883)	(4,855,507)	(1,209,191)	(112,335)	(8,579,259)	(7,402,397)

Ending units	2,475,430	592,327	541,731	1,894,999	371,153	241,098	3,205,648	942,389

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RVCLR		RVCMD		RCPF		RVLDD

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(34,380)	14,045	98,863	(303,955)	(257,166)	47,907	45,976	(78,907)
Realized gain (loss) on investments	(1,222,572)	45,024	952,198	1,304,983	(6,721,645)	1,936,448	(12,859,959)	297,152
Change in unrealized gain (loss) on investments	87,519	(307,113)	(12,359,697)	3,891,307	1,256,906	(2,046,140)	2,148,221	(886,302)
Reinvested capital gains	26,431	248,269	-	-	528,404	1,529,741	-	1,493,065

Net increase (decrease) in contract owners’ equity resulting from operations	(1,143,002)	225	(11,308,636)	4,892,335	(5,193,501)	1,467,956	(10,665,762)	825,008

Equity transactions:
Purchase payments received from contract owners (note 3)	247,205	9,836	2,595,203	1,385,548	712,601	683,910	2,619,076	1,056,270
Transfers between funds	549,524	2,085,241	(5,704,602)	9,302,243	1,480,102	1,399,936	10,307,833	(977,774)
Redemptions (note 3)	(305,097)	(174,109)	(3,385,033)	(2,473,647)	(2,207,864)	(1,789,301)	(2,930,909)	(1,441,165)
Annuity benefits	-	-	-	-	(4,172)	(2,556)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,244)	(304)	(41,710)	(29,309)	(23,581)	(21,837)	(14,590)	(15,635)
Adjustments to maintain reserves	(102)	4	(1,287)	463	(407)	256	(91)	365

Net equity transactions	487,286	1,920,668	(6,537,429)	8,185,298	(43,321)	270,408	9,981,319	(1,377,939)

Net change in contract owners’ equity	(655,716)	1,920,893	(17,846,065)	13,077,633	(5,236,822)	1,738,364	(684,443)	(552,931)
Contract owners’ equity beginning of period	1,920,893	-	27,997,886	14,920,253	22,888,286	21,149,922	16,505,318	17,058,249

Contract owners’ equity end of period	$1,265,177	1,920,893	10,151,821	27,997,886	17,651,464	22,888,286	15,820,875	16,505,318

CHANGES IN UNITS:
Beginning units	183,136	-	3,045,583	2,092,686	1,411,731	1,420,963	1,178,525	1,299,147
Units purchased	1,179,939	1,293,926	6,599,662	6,827,292	5,358,882	3,460,912	24,215,559	12,902,270
Units redeemed	(1,187,356)	(1,110,790)	(7,448,148)	(5,874,395)	(5,322,670)	(3,470,144)	(22,371,853)	(13,022,892)

Ending units	175,719	183,136	2,197,097	3,045,583	1,447,943	1,411,731	3,022,231	1,178,525

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RELF		RENF		RESF		RLCE

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(19,930)	(75,859)	(455,700)	(499,030)	(468,678)	(512,506)	(144,082)	353,676
Realized gain (loss) on investments	(763,109)	(110,705)	(6,826,087)	(2,373,656)	(7,295,539)	5,169,968	(15,448,687)	2,547,999
Change in unrealized gain (loss) on investments	24,052	44,467	(782,150)	5,752,093	(5,975,060)	1,206,782	4,323,059	(4,766,668)
Reinvested capital gains	-	-	382,037	4,529,348	1,189,645	2,358,530	258,684	3,554,489

Net increase (decrease) in contract owners’ equity resulting from operations	(758,987)	(142,097)	(7,681,900)	7,408,755	(12,549,632)	8,222,774	(11,011,026)	1,689,496

Equity transactions:
Purchase payments received from contract owners (note 3)	21,607	164,974	1,595,065	1,752,600	2,532,374	2,464,077	390,264	1,420,038
Transfers between funds	(241,924)	(174,203)	(30,072,973)	11,735,478	(21,659,021)	16,889,257	(16,932,910)	805,282
Redemptions (note 3)	(152,328)	(517,162)	(3,431,961)	(3,039,177)	(2,776,598)	(3,004,378)	(1,438,975)	(4,633,213)
Annuity benefits	(381)	(522)	(45,120)	(34,219)	(24,776)	(16,253)	(5,758)	(4,208)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,387)	(6,967)	(46,140)	(39,966)	(29,089)	(38,394)	(20,505)	(66,539)
Adjustments to maintain reserves	(89)	(221)	1,178	(4,153)	(29,974)	1,622	(271)	2,033

Net equity transactions	(374,502)	(534,101)	(31,999,951)	10,370,563	(21,987,084)	16,295,931	(18,008,155)	(2,476,607)

Net change in contract owners’ equity	(1,133,489)	(676,198)	(39,681,851)	17,779,318	(34,536,716)	24,518,705	(29,019,181)	(787,111)
Contract owners’ equity beginning of period	1,619,141	2,295,339	49,049,369	31,270,051	43,443,168	18,924,463	36,095,389	36,882,500

Contract owners’ equity end of period	$485,652	1,619,141	9,367,518	49,049,369	8,906,452	43,443,168	7,076,208	36,095,389

CHANGES IN UNITS:
Beginning units	177,430	241,200	1,787,020	1,497,573	1,302,965	762,447	1,920,923	2,192,359
Units purchased	4,177,625	8,614,894	4,189,533	6,412,879	3,438,035	5,874,524	5,959,067	8,237,489
Units redeemed	(4,248,098)	(8,678,664)	(5,339,396)	(6,123,432)	(4,101,049)	(5,334,006)	(7,036,363)	(8,508,925)

Ending units	106,957	177,430	637,157	1,787,020	639,951	1,302,965	843,627	1,920,923

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RFSF		RUGB		RHCF		RVHEQ

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(132,540)	(126,232)	340,386	548,595	(345,954)	(411,496)	33,252	142,649
Realized gain (loss) on investments	(7,203,914)	(3,029,328)	5,454,300	(105,943)	(8,140,139)	598,376	(1,903,141)	67,005
Change in unrealized gain (loss) on investments	1,700,939	(3,221,435)	7,231,470	647,559	(522,136)	(7,695)	(231,615)	(548,603)
Reinvested capital gains	-	1,454,980	-	-	1,140,600	449,387	-	105,794

Net increase (decrease) in contract owners’ equity resulting from operations	(5,635,515)	(4,922,015)	13,026,156	1,090,211	(7,867,629)	628,572	(2,101,504)	(233,155)

Equity transactions:
Purchase payments received from contract owners (note 3)	313,751	1,036,711	3,009,712	878,887	816,442	1,183,096	673,979	641,597
Transfers between funds	(3,705,912)	(15,589,016)	(1,070,217)	(1,745,383)	7,174,304	580,639	5,784,219	365,246
Redemptions (note 3)	(910,256)	(2,298,195)	(6,675,693)	(3,531,381)	(2,238,140)	(2,218,257)	(968,799)	(1,652,276)
Annuity benefits	(1,660)	(2,521)	-	-	(12,684)	(13,179)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(14,921)	(32,933)	(55,293)	(48,827)	(30,153)	(27,338)	(18,251)	(17,986)
Adjustments to maintain reserves	(46)	102	30,199	84	587	(2,320)	(105)	(219)

Net equity transactions	(4,319,044)	(16,885,852)	(4,761,292)	(4,446,620)	5,710,356	(497,359)	5,471,043	(663,638)

Net change in contract owners’ equity	(9,954,559)	(21,807,867)	8,264,864	(3,356,409)	(2,157,273)	131,213	3,369,539	(896,793)
Contract owners’ equity beginning of period	14,001,850	35,809,717	25,810,098	29,166,507	23,813,778	23,682,565	7,224,928	8,121,721

Contract owners’ equity end of period	$4,047,291	14,001,850	34,074,962	25,810,098	21,656,505	23,813,778	10,594,467	7,224,928

CHANGES IN UNITS:
Beginning units	1,165,736	2,399,247	2,018,451	2,477,009	1,987,359	2,061,198	663,743	756,277
Units purchased	5,252,929	5,089,342	30,344,501	18,808,077	9,811,638	6,080,717	1,837,574	2,088,808
Units redeemed	(5,764,386)	(6,322,853)	(30,493,540)	(19,266,635)	(9,354,004)	(6,154,556)	(1,198,639)	(2,181,342)

Ending units	654,279	1,165,736	1,869,412	2,018,451	2,444,993	1,987,359	1,302,678	663,743

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RVIRO		RINF		RVIDD		RJNF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(47,144)	-	(122,539)	(134,044)	(84,956)	94,467	(66,725)	106,400
Realized gain (loss) on investments	(1,865,514)	-	(5,604,641)	161,033	4,164,370	(1,118,750)	(2,084,661)	(1,223,260)
Change in unrealized gain (loss) on investments	145,504	-	1,300,746	(1,284,944)	(805,233)	227,861	215,598	(56,813)
Reinvested capital gains	-	-	-	-	1,630,760	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,767,154)	-	(4,426,434)	(1,257,955)	4,904,941	(796,422)	(1,935,788)	(1,173,673)

Equity transactions:
Purchase payments received from contract owners (note 3)	366,454	-	207,697	282,039	253,978	617,628	258,620	279,920
Transfers between funds	7,958,403	-	(14,921,552)	17,829,392	(2,113,988)	(1,729,608)	1,500,629	(137,632)
Redemptions (note 3)	(186,427)	-	(922,784)	(803,948)	(469,654)	(491,146)	(1,918,176)	(721,502)
Annuity benefits	-	-	(4,692)	(4,014)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,027)	-	(7,999)	(9,222)	(7,800)	(3,045)	(19,003)	(9,513)
Adjustments to maintain reserves	(25,534)	-	(127)	258	(69)	(271)	38,500	(635)

Net equity transactions	8,109,869	-	(15,649,457)	17,294,505	(2,337,533)	(1,606,442)	(139,430)	(589,362)

Net change in contract owners’ equity	6,342,715	-	(20,075,891)	16,036,550	2,567,408	(2,402,864)	(2,075,218)	(1,763,035)
Contract owners’ equity beginning of period	-	-	20,779,062	4,742,512	2,221,573	4,624,437	6,265,305	8,028,340

Contract owners’ equity end of period	$6,342,715	-	703,171	20,779,062	4,788,981	2,221,573	4,190,087	6,265,305

CHANGES IN UNITS:
Beginning units	-	-	1,266,765	309,872	365,708	681,290	770,197	928,746
Units purchased	2,338,298	-	2,117,578	4,134,906	26,577,341	23,136,276	35,470,841	11,910,823
Units redeemed	(1,345,605)	-	(3,307,490)	(3,178,013)	(26,443,716)	(23,451,858)	(35,493,789)	(12,069,372)

Ending units	992,693	-	76,853	1,266,765	499,333	365,708	747,249	770,197

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RVIMC		RAF		RVISC		RUF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(14,372)	25,984	(89,812)	253,309	(26,788)	79,683	(454,451)	116,684
Realized gain (loss) on investments	554,494	112,249	3,902,350	(2,251,570)	924,035	281,709	14,843,767	(1,298,232)
Change in unrealized gain (loss) on investments	(513,155)	17,712	(172,241)	4,983	(180,233)	80,552	(98,102)	424,945
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,967	155,945	3,640,297	(1,993,278)	717,014	441,944	14,291,214	(756,603)

Equity transactions:
Purchase payments received from contract owners (note 3)	184,695	16,499	276,496	100,432	230,284	96,222	2,408,069	177,014
Transfers between funds	3,100,941	(2,422,220)	(4,178,075)	(4,261,610)	(1,067,811)	(2,049,239)	(12,260,631)	(250,013)
Redemptions (note 3)	(182,936)	(218,085)	(570,972)	(1,175,009)	(449,878)	(603,540)	(3,087,929)	(1,827,157)
Annuity benefits	-	-	-	(6,839)	-	-	(216)	(7,091)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,125)	(486)	(4,271)	(11,375)	(2,904)	(4,416)	(27,955)	(26,979)
Adjustments to maintain reserves	(111)	(21)	(1,184)	447	(27)	(70)	(3,927)	(1,855)

Net equity transactions	3,101,464	(2,624,313)	(4,478,006)	(5,353,954)	(1,290,336)	(2,561,043)	(12,972,589)	(1,936,081)

Net change in contract owners’ equity	3,128,431	(2,468,368)	(837,709)	(7,347,232)	(573,322)	(2,119,099)	1,318,625	(2,692,684)
Contract owners’ equity beginning of period	902,071	3,370,439	4,642,937	11,990,169	3,534,718	5,653,817	6,070,385	8,763,069

Contract owners’ equity end of period	$4,030,502	902,071	3,805,228	4,642,937	2,961,396	3,534,718	7,389,010	6,070,385

CHANGES IN UNITS:
Beginning units	124,504	449,003	1,120,118	2,522,905	482,460	801,628	941,839	1,349,133
Units purchased	6,828,831	14,031,900	57,413,321	158,108,534	18,559,359	25,932,599	97,701,968	49,936,506
Units redeemed	(6,528,578)	(14,356,399)	(57,905,706)	(159,511,321)	(18,712,645)	(26,251,767)	(97,803,999)	(50,343,800)

Ending units	424,757	124,504	627,733	1,120,118	329,174	482,460	839,808	941,839

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RLCJ		RVLCG		RVLCV		RLF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(64,315)	495,626	(190,030)	(159,387)	(28,568)	(51,547)	(89,596)	(306,012)
Realized gain (loss) on investments	(3,063,510)	(2,704,003)	(6,921,815)	(455,749)	(6,583,970)	(437,869)	(6,073,320)	1,341,464
Change in unrealized gain (loss) on investments	1,127,070	560,401	238,893	136,952	1,126,462	(1,160,439)	2,405,420	(3,710,456)
Reinvested capital gains	-	-	-	336,847	1,158,895	1,734,181	355,128	2,203,037

Net increase (decrease) in contract owners’ equity resulting from operations	(2,000,755)	(1,647,976)	(6,872,952)	(141,337)	(4,327,181)	84,326	(3,402,368)	(471,967)

Equity transactions:
Purchase payments received from contract owners (note 3)	148,947	645,072	436,372	726,256	209,876	479,979	49,264	420,644
Transfers between funds	(974,510)	(4,385,184)	(6,184,965)	9,874,023	2,175,082	(32,040,870)	(7,977,567)	(9,660,248)
Redemptions (note 3)	(538,799)	(1,502,928)	(1,228,075)	(1,289,598)	(703,725)	(2,380,204)	(672,835)	(1,874,326)
Annuity benefits	(1,235)	(1,700)	-	-	-	-	(3,863)	(3,042)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,564)	(16,737)	(13,058)	(21,262)	(10,735)	(36,403)	(5,518)	(24,036)
Adjustments to maintain reserves	(106)	(149)	(10,250)	(48)	(129)	254	(341)	373

Net equity transactions	(1,370,267)	(5,261,626)	(6,999,976)	9,289,371	1,670,369	(33,977,244)	(8,610,860)	(11,140,635)

Net change in contract owners’ equity	(3,371,022)	(6,909,602)	(13,872,928)	9,148,034	(2,656,812)	(33,892,918)	(12,013,228)	(11,612,602)
Contract owners’ equity beginning of period	8,418,706	15,328,308	19,545,800	10,397,766	7,209,802	41,102,720	12,468,178	24,080,780

Contract owners’ equity end of period	$5,047,684	8,418,706	5,672,872	19,545,800	4,552,990	7,209,802	454,950	12,468,178

CHANGES IN UNITS:
Beginning units	751,913	1,190,504	1,757,917	967,675	581,997	3,100,903	724,843	1,336,727
Units purchased	7,230,290	9,145,340	9,458,848	11,666,027	6,339,910	11,806,681	828,445	2,233,625
Units redeemed	(7,305,118)	(9,583,931)	(10,354,593)	(10,875,785)	(6,192,486)	(14,325,587)	(1,502,303)	(2,845,509)

Ending units	677,085	751,913	862,172	1,757,917	729,421	581,997	50,985	724,843

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RVMFU		RMED		RVMCG		RVMCV

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(662)	-	(142,860)	(53,589)	(160,472)	(172,610)	(77,253)	(74,574)
Realized gain (loss) on investments	(2,816)	-	(6,792,492)	(3,042,421)	(4,410,983)	(654,852)	(3,304,202)	406,501
Change in unrealized gain (loss) on investments	(19,009)	-	2,372,944	197,649	(284,953)	(28,970)	(909,009)	(591,042)
Reinvested capital gains	-	-	-	1,696,077	-	1,213,675	726,492	5,300

Net increase (decrease) in contract owners’ equity resulting from operations	(22,487)	-	(4,562,408)	(1,202,284)	(4,856,408)	357,243	(3,563,972)	(253,815)

Equity transactions:
Purchase payments received from contract owners (note 3)	23,118	-	174,322	741,091	458,771	393,269	197,387	418,374
Transfers between funds	1,682,949	-	(1,700,482)	(1,113,443)	2,546,401	3,957,739	2,720,452	(3,715,187)
Redemptions (note 3)	(1,398)	-	(1,158,188)	(2,023,330)	(1,866,886)	(1,476,169)	(755,927)	(1,807,338)
Annuity benefits	-	-	(3,086)	(4,023)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9)	-	(12,134)	(21,072)	(11,808)	(20,123)	(7,844)	(27,357)
Adjustments to maintain reserves	203,708	-	(117)	94	(151)	(175)	5,990	312

Net equity transactions	1,908,368	-	(2,699,685)	(2,420,683)	1,126,327	2,854,541	2,160,058	(5,131,196)

Net change in contract owners’ equity	1,885,881	-	(7,262,093)	(3,622,967)	(3,730,081)	3,211,784	(1,403,914)	(5,385,011)
Contract owners’ equity beginning of period	-	-	15,021,054	18,644,021	8,811,803	5,600,019	5,147,605	10,532,616

Contract owners’ equity end of period	$1,885,881	-	7,758,961	15,021,054	5,081,722	8,811,803	3,743,691	5,147,605

CHANGES IN UNITS:
Beginning units	-	-	721,452	915,949	685,021	465,988	389,952	751,110
Units purchased	209,499	-	5,166,627	12,063,469	4,568,003	8,250,297	1,925,767	5,356,349
Units redeemed	(15,533)	-	(5,050,541)	(12,257,966)	(4,623,301)	(8,031,264)	(1,804,147)	(5,717,507)

Ending units	193,966	-	837,538	721,452	629,723	685,021	511,572	389,952

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RVCEQ		RVF		ROF		RNF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,143	(73,585)	(189,888)	(183,630)	(113,223)	(183,180)	(347,052)	(158,149)
Realized gain (loss) on investments	(1,648,062)	346,491	(18,059,316)	116,471	(4,414,108)	1,451,392	(19,066,166)	4,803,354
Change in unrealized gain (loss) on investments	587,417	(977,479)	522,514	(263,365)	(449)	102,923	1,166,873	(3,377,608)
Reinvested capital gains	3,009	444,744	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,052,493)	(259,829)	(17,726,690)	(330,524)	(4,527,780)	1,371,135	(18,246,345)	1,267,597

Equity transactions:
Purchase payments received from contract owners (note 3)	119,679	527,720	377,067	918,819	263,798	424,439	662,039	1,578,571
Transfers between funds	(2,383,817)	285,255	785,571	16,791,306	(1,834,824)	3,045,825	(6,702,514)	(8,511,619)
Redemptions (note 3)	(193,866)	(674,682)	(1,549,738)	(1,673,176)	(1,674,469)	(2,926,855)	(4,097,817)	(5,058,636)
Annuity benefits	-	-	-	-	-	-	(2,316)	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,823)	(9,940)	(17,750)	(13,317)	(7,032)	(45,758)	(55,675)	(99,390)
Adjustments to maintain reserves	(39)	(116)	(57)	(171)	(44)	(31)	(502)	252

Net equity transactions	(2,460,866)	128,237	(404,907)	16,023,461	(3,252,571)	497,620	(10,196,785)	(12,090,822)

Net change in contract owners’ equity	(3,513,359)	(131,592)	(18,131,597)	15,692,937	(7,780,351)	1,868,755	(28,443,130)	(10,823,225)
Contract owners’ equity beginning of period	4,913,992	5,045,584	27,662,536	11,969,599	12,821,105	10,952,350	43,805,603	54,628,828

Contract owners’ equity end of period	$1,400,633	4,913,992	9,530,939	27,662,536	5,040,754	12,821,105	15,362,473	43,805,603

CHANGES IN UNITS:
Beginning units	468,895	448,474	2,175,439	1,191,682	842,901	841,434	3,331,378	4,124,172
Units purchased	416,935	1,030,828	43,371,199	52,652,716	14,693,910	19,183,111	10,083,303	12,481,427
Units redeemed	(663,347)	(1,010,407)	(42,769,022)	(51,668,959)	(14,955,443)	(19,181,644)	(10,799,598)	(13,274,221)

Ending units	222,483	468,895	2,777,616	2,175,439	581,368	842,901	2,615,083	3,331,378

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RPMF		RREF		RRF		RMEK

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(436,595)	(378,770)	(196,298)	(1,273)	(64,056)	(203,210)	(102,741)	(9,721)
Realized gain (loss) on investments	(17,196,772)	5,306,756	(15,212,211)	(3,059,239)	(3,947,320)	(1,297,422)	(7,862,441)	(1,400,461)
Change in unrealized gain (loss) on investments	5,899,877	(1,447,718)	3,903,732	(4,501,706)	439,564	(149,362)	1,869,131	(886,502)
Reinvested capital gains	-	-	997,841	2,637,630	38,980	1,364,303	-	838,092

Net increase (decrease) in contract owners’ equity resulting from operations	(11,733,490)	3,480,268	(10,506,936)	(4,924,588)	(3,532,832)	(285,691)	(6,096,051)	(1,458,592)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,615,020	1,523,795	1,033,712	1,277,576	100,719	291,546	349,780	880,630
Transfers between funds	1,899,745	9,595,352	(876,520)	(14,238,150)	13,065,632	(14,162,565)	1,755,683	(7,869,289)
Redemptions (note 3)	(3,160,789)	(1,886,704)	(2,408,042)	(7,988,672)	(455,007)	(1,006,178)	(656,649)	(20,808,184)
Annuity benefits	(15,927)	(13,206)	(4,579)	(6,275)	(1,694)	(2,264)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(24,942)	(23,632)	(20,970)	(44,373)	(4,678)	(12,330)	(7,524)	(13,425)
Adjustments to maintain reserves	1,337	(2,871)	(119)	963	240	59	569	(1,523)

Net equity transactions	314,444	9,192,734	(2,276,518)	(20,998,931)	12,705,212	(14,891,732)	1,441,859	(27,811,791)

Net change in contract owners’ equity	(11,419,046)	12,673,002	(12,783,454)	(25,923,519)	9,172,380	(15,177,423)	(4,654,192)	(29,270,383)
Contract owners’ equity beginning of period	39,839,889	27,166,887	21,917,964	47,841,483	2,228,386	17,405,809	12,944,932	42,215,315

Contract owners’ equity end of period	$28,420,843	39,839,889	9,134,510	21,917,964	11,400,766	2,228,386	8,290,740	12,944,932

CHANGES IN UNITS:
Beginning units	1,493,671	1,192,909	1,220,492	2,113,674	175,243	1,189,006	713,902	2,130,166
Units purchased	9,002,016	8,910,279	5,083,620	5,848,797	3,952,263	1,913,307	12,244,101	14,895,331
Units redeemed	(8,726,151)	(8,609,517)	(5,421,878)	(6,741,979)	(2,752,113)	(2,927,070)	(12,001,441)	(16,311,595)

Ending units	1,769,536	1,493,671	882,234	1,220,492	1,375,393	175,243	956,562	713,902

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RTF		RSRF		RVSCG		RVSCV

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(162,433)	(64,290)	(441,941)	(431,398)	(77,448)	(88,915)	(28,029)	(84,514)
Realized gain (loss) on investments	(11,507,727)	783,332	(4,168,351)	1,769,494	(3,159,115)	(713,084)	(3,803,266)	(1,524,863)
Change in unrealized gain (loss) on investments	2,275,817	(1,163,766)	(10,244,562)	139,015	735,396	(332,340)	(883,060)	(243,980)
Reinvested capital gains	-	1,532,182	78,845	2,668,812	-	603,952	-	732,553

Net increase (decrease) in contract owners’ equity resulting from operations	(9,394,343)	1,087,458	(14,776,009)	4,145,923	(2,501,167)	(530,387)	(4,714,355)	(1,120,804)

Equity transactions:
Purchase payments received from contract owners (note 3)	238,431	645,762	2,075,969	3,581,756	171,540	127,784	167,390	150,104
Transfers between funds	9,533,480	(4,540,047)	(2,086,215)	2,107,823	4,620,944	(208,954)	7,485,701	(8,067,487)
Redemptions (note 3)	(1,023,266)	(1,174,120)	(2,358,129)	(2,775,034)	(566,032)	(801,392)	(482,302)	(781,565)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,545)	(11,859)	(32,053)	(24,881)	(4,031)	(9,938)	(4,685)	(11,056)
Adjustments to maintain reserves	(71)	232	(160)	477	(9,961)	(72)	(123)	100

Net equity transactions	8,740,029	(5,080,032)	(2,400,588)	2,890,141	4,212,460	(892,572)	7,165,981	(8,709,904)

Net change in contract owners’ equity	(654,314)	(3,992,574)	(17,176,597)	7,036,064	1,711,293	(1,422,959)	2,451,626	(9,830,708)
Contract owners’ equity beginning of period	15,569,188	19,561,762	36,643,783	29,607,719	4,819,484	6,242,443	3,178,063	13,008,771

Contract owners’ equity end of period	$14,914,874	15,569,188	19,467,186	36,643,783	6,530,777	4,819,484	5,629,689	3,178,063

CHANGES IN UNITS:
Beginning units	1,158,234	1,441,771	2,302,659	2,251,981	383,469	488,949	288,414	926,833
Units purchased	29,956,436	12,770,490	1,978,930	2,839,453	4,840,975	4,874,339	3,441,906	2,202,517
Units redeemed	(27,604,133)	(13,054,027)	(2,179,643)	(2,788,775)	(4,418,712)	(4,979,819)	(2,810,007)	(2,840,936)

Ending units	3,510,537	1,158,234	2,101,946	2,302,659	805,732	383,469	920,313	288,414

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RVSDL		RTEC		RTEL		RTRF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(67,356)	(14,071)	(126,748)	(307,513)	(132,100)	(383,379)	(169,149)	(256,048)
Realized gain (loss) on investments	1,429,423	(126,965)	(4,880,897)	1,808,804	(6,783,618)	3,052,357	(7,297,815)	(433,494)
Change in unrealized gain (loss) on investments	(527,583)	(8,541)	(1,182,172)	(264,542)	1,026,506	(1,623,009)	2,341,758	(2,261,675)
Reinvested capital gains	-	-	956,037	-	813,664	-	343,344	2,756,680

Net increase (decrease) in contract owners’ equity resulting from operations	834,484	(149,577)	(5,233,780)	1,236,749	(5,075,548)	1,045,969	(4,781,862)	(194,537)

Equity transactions:
Purchase payments received from contract owners (note 3)	187,975	11,195	533,072	1,291,533	385,857	1,106,881	643,382	560,553
Transfers between funds	3,840,708	992,549	(10,367,634)	5,472,820	(12,796,132)	2,747,728	17,508,076	(11,161,361)
Redemptions (note 3)	(499,373)	(61,219)	(1,078,546)	(1,757,769)	(1,426,278)	(2,680,993)	(1,335,562)	(1,432,402)
Annuity benefits	-	-	-	-	(3,970)	(3,043)	(4,352)	(5,514)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,071)	(367)	(18,892)	(25,737)	(11,694)	(39,054)	(13,111)	(19,062)
Adjustments to maintain reserves	(111)	(37)	(134)	(232)	(162)	485	(3,525)	378

Net equity transactions	3,523,128	942,121	(10,932,134)	4,980,615	(13,852,379)	1,132,004	16,794,908	(12,057,408)

Net change in contract owners’ equity	4,357,612	792,544	(16,165,914)	6,217,364	(18,927,927)	2,177,973	12,013,046	(12,251,945)
Contract owners’ equity beginning of period	1,000,152	207,608	19,766,820	13,549,456	21,059,004	18,881,031	6,126,010	18,377,955

Contract owners’ equity end of period	$5,357,764	1,000,152	3,600,906	19,766,820	2,131,077	21,059,004	18,139,056	6,126,010

CHANGES IN UNITS:
Beginning units	125,974	22,945	1,360,335	1,010,681	1,885,711	1,823,489	403,231	1,086,893
Units purchased	7,958,553	2,591,236	3,419,014	5,552,302	4,222,263	8,122,352	7,481,413	3,136,611
Units redeemed	(7,432,369)	(2,488,207)	(4,323,315)	(5,202,648)	(5,760,386)	(8,060,130)	(6,258,519)	(3,820,273)

Ending units	652,158	125,974	456,034	1,360,335	347,588	1,885,711	1,626,125	403,231

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RUTL		RVWDL

	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(297,076)	(28,688)	(82,068)	771,836
Realized gain (loss) on investments	(10,702,301)	5,062,963	(1,197,257)	301,149
Change in unrealized gain (loss) on investments	4,029,234	(5,052,046)	741,224	(483,060)
Reinvested capital gains	314,804	3,438,292	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,655,339)	3,420,521	(538,101)	589,925

Equity transactions:
Purchase payments received from contract owners (note 3)	1,719,898	2,361,775	394,386	368,548
Transfers between funds	(1,753,596)	(4,706,290)	(207,947)	(817,417)
Redemptions (note 3)	(2,617,059)	(3,329,581)	(477,869)	(351,747)
Annuity benefits	(4,950)	(3,124)	-	-
Contract maintenance charges (note 2)	-	-	-	-
Contingent deferred sales charges (note 2)	(28,252)	(41,583)	(3,593)	(7,730)
Adjustments to maintain reserves	(396)	788	(164)	(97)

Net equity transactions	(2,684,355)	(5,718,015)	(295,187)	(808,443)

Net change in contract owners’ equity	(9,339,694)	(2,297,494)	(833,288)	(218,518)
Contract owners’ equity beginning of period	33,832,101	36,129,595	4,344,954	4,563,472

Contract owners’ equity end of period	$24,492,407	33,832,101	3,511,666	4,344,954

CHANGES IN UNITS:
Beginning units	2,671,079	3,166,003	333,314	408,120
Units purchased	13,295,835	10,217,020	4,834,554	2,427,827
Units redeemed	(13,159,332)	(10,711,944)	(4,856,301)	(2,502,633)

Ending units	2,807,582	2,671,079	311,567	333,314

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 4

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Income & Growth Fund - Class III (ACVIG3)

American Century VP - Ultra(R) Fund - Class III (ACVU3)

American Century VP - Value Fund - Class III (ACVV3)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - Quality Bond Fund II - Primary Class (FQB)*

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R (FEI2R)

Fidelity(R) VIP - Growth Portfolio - Service Class 2 R (FG2R)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 R (FC2R)

Greenwich Street Series Fund - Intermediate High Grade Portfolio (SBIHP)*

Portfolios of the Legg Mason Partners Variable Equity Trust (Legg Mason Partners VET);

Legg Mason Partners VET - Fundamental Value Portfolio - Class I (SBTRP)

Legg Mason Partners VET - International All Cap Opportunity Portfolio (SBIEP)

Legg Mason Partners VET - Investors Portfolio - Class I (SBVI)

Portfolios of the Legg Mason Partners Variable Income Trust (Legg Mason Partners VIT);

Legg Mason Partners VIT - Money Market Portfolio (SBMMP)

Portfolios of the Legg Mason Partners Variable Portfolios III, Inc. (Legg Mason Partners VP III,Inc);

Legg Mason Partners VP III, Inc. - Large Cap Value Portfolio (SBTIG)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)

Nationwide VIT - Government Bond Fund - Class III (GBF3)

Nationwide VIT - Investor Destinations Aggressive Fund - Class VI (GVIDA6)

Nationwide VIT - Investor Destinations Conservative Fund - Class VI (GVIDC6)

Nationwide VIT - Investor Destinations Moderate Fund - Class VI (GVIDM6)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)

Nationwide VIT - Mid Cap Growth Fund - Class III (SGRF3)

Nationwide VIT - Money Market Fund - Class II (SAM2)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class III (SCGF3)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class III (SCVF3)

Nationwide VIT - Multi-Manager Small Company Fund - Class III (SCF3)

Nationwide VIT - Nationwide Fund - Class III (TRF3)

Portfolios of the Rydex Variable Trust;

Rydex Variable Trust Portfolios - Absolute Return Strategies Fund (RVARS)

Rydex Variable Trust Portfolios - Alternative Strategies Allocation Fund (RVASA)

Rydex Variable Trust Portfolios - Amerigo Fund (RVAMR)

Rydex Variable Trust Portfolios - Banking Fund (RBKF)

Rydex Variable Trust Portfolios - Basic Materials Fund (RBMF)

Rydex Variable Trust Portfolios - Berolina Fund (RVBER)

Rydex Variable Trust Portfolios - Biotechnology Fund (RBF)

Rydex Variable Trust Portfolios - Clermont Fund (RVCLR)

Rydex Variable Trust Portfolios - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust Portfolios - Consumer Products Fund (RCPF)

Rydex Variable Trust Portfolios - Dow 2x Strategy Fund (RVLDD)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Rydex Variable Trust Portfolios - Electronics Fund (RELF)

Rydex Variable Trust Portfolios - Energy Fund (RENF)

Rydex Variable Trust Portfolios - Energy Services Fund (RESF)

Rydex Variable Trust Portfolios - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust Portfolios - Financial Services Fund (RFSF)

Rydex Variable Trust Portfolios - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust Portfolios - Health Care Fund (RHCF)

Rydex Variable Trust Portfolios - Hedged Equity Fund (RVHEQ)

Rydex Variable Trust Portfolios - International Rotation Fund (RVIRO)

Rydex Variable Trust Portfolios - Internet Fund (RINF)

Rydex Variable Trust Portfolios - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust Portfolios - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust Portfolios - Inverse Mid Cap Strategy Fund (RVIMC)

Rydex Variable Trust Portfolios - Inverse NASDAQ-100(R) Strategy Fund (RAF) (formerly Inverse OTC

    Strategy Fund)

Rydex Variable Trust Portfolios - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust Portfolios - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust Portfolios - Japan 1.25x Strategy Fund (RLCJ)

Rydex Variable Trust Portfolios - Large Cap Growth Fund (RVLCG)

Rydex Variable Trust Portfolios - Large Cap Value Fund (RVLCV)

Rydex Variable Trust Portfolios - Leisure Fund (RLF)

Rydex Variable Trust Portfolios - Managed Futures Fund (RVMFU)

Rydex Variable Trust Portfolios - Mid Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust Portfolios - Mid Cap Growth Fund (RVMCG)

Rydex Variable Trust Portfolios - Mid Cap Value Fund (RVMCV)

Rydex Variable Trust Portfolios - Multi Cap Core Equity Fund (RVCEQ)

Rydex Variable Trust Portfolios - NASDAQ-100(R) 2x Strategy Fund (RVF) (formerly OTC 2x Strategy Fund)

Rydex Variable Trust Portfolios - NASDAQ-100(R) Fund (ROF) (formerly OTC Fund)

Rydex Variable Trust Portfolios - Nova Fund (RNF)

Rydex Variable Trust Portfolios - Precious Metals Fund (RPMF)

Rydex Variable Trust Portfolios - Real Estate Fund (RREF)

Rydex Variable Trust Portfolios - Retailing Fund (RRF)

Rydex Variable Trust Portfolios - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust Portfolios - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust Portfolios - Sector Rotation Fund (RSRF)

Rydex Variable Trust Portfolios - Small Cap Growth Fund (RVSCG)

Rydex Variable Trust Portfolios - Small Cap Value Fund (RVSCV)

Rydex Variable Trust Portfolios - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust Portfolios - Technology Fund (RTEC)

Rydex Variable Trust Portfolios - Telecommunications Fund (RTEL)

Rydex Variable Trust Portfolios - Transportation Fund (RTRF)

Rydex Variable Trust Portfolios - Utilities Fund (RUTL)

Rydex Variable Trust Portfolios - Weakening Dollar 2x Strategy Fund (RVWDL)

Portfolios of the Smith Barney Variable Account Funds (Smith Barney VAF);

Smith Barney VAF - The Income and Growth Portfolio (SBIGP)*

Smith Barney VAF - The Reserve Account Portfolio (SBRAP)*

Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio (SBQSP)*

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2007, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges - Recurring	1.30%	1.15%	1.25%	0.45%
CDSC Option:
Four Year CDSC	-	-	0.35%	-
No CDSC	-	0.20%	0.40%	-
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,(iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):

Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%
4% Extra Value Credit Option	-	-	0.55%	0.55%
iFLEX Option	-	-	0.60%	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take. Note: May not be elected if the No CDSC option is elected.
Asset Allocation Modeling Options:
Asset Allocation Service Charge Option	-	0.35%	-	-
Allows contract owner to utilize services of an independent third party to provide allocation and reallocation instruction.
Dynamic Advantage Program Option	-	0.35%	0.35%	0.35%
Allows contract owner to utilize allocation services provided by Rydex Advisory Services, LLC.

Maximum Variable Account Charges (1)	1.30%	2.40%	3.40%	1.55%
(1)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	ACVIG3	ACVU3	ACVV3	FEI2R	FG2R	FC2R	SBTRP

0.45%	$8,183	-	-	-	-	-	-	-
0.65%	768	-	-	-	-	-	-	-
0.80%	3,221	-	-	-	-	-	-	-
1.00%	370	-	-	-	-	-	-	-
1.15%	2,364,040	15,804	2,579	19,068	34,395	28,398	76,178	-
1.20%	144	-	-	-	-	-	-	-
1.25%	6,787	-	-	-	-	-	-	-
1.30%	40,339	-	-	-	-	-	-	587
1.35%	4,339,934	25,110	2,932	18,646	30,275	27,024	81,167	-
1.40%	807,594	5,931	1,065	11,773	11,049	8,819	26,522	-
1.45%	1,535	-	-	-	-	-	-	-
1.50%	906,827	-	1	3	4	7	9	-
1.55%	1,038,033	4,667	114	3,863	4,642	5,554	18,164	-
1.60%	1,446,176	8,351	5,308	35,547	18,435	17,508	70,449	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.65%	16,175	-	-	-	-	-	-	-
1.70%	1,360,091	220	-	84	20	15	134	-
1.75%	428,877	1	-	1	-	-	-	-
1.80%	1,247,131	4,249	2,948	11,037	8,178	8,318	30,970	-
1.85%	463,958	7,088	245	13,122	9,842	5,142	31,016	-
1.90%	529,869	-	-	-	-	-	-	-
1.95%	458,848	19	-	5	-	-	24	-
2.00%	207,311	1,816	53	2,002	2,592	2,771	3,876	-
2.05%	185,042	4,067	536	3,247	3,600	3,623	4,941	-
2.10%	75,533	-	-	-	-	-	-	-
2.15%	257,526	-	-	-	-	12	14	-
2.20%	140,655	-	-	-	-	368	1,324	-
2.25%	10,811	-	-	-	-	-	-	-
2.30%	11,373	-	-	-	-	-	-	-
2.35%	46,763	-	-	-	-	-	-	-
2.40%	20,674	-	-	-	-	-	-	-
2.45%	5,624	-	-	-	-	-	-	-
2.50%	2,476	-	-	-	-	-	-	-
2.55%	98	-	-	-	-	-	-	-
2.65%	3,065	-	-	-	-	-	-	-
2.85%	6,196	-	-	-	-	-	-	-
2.90%	1,561	-	-	-	-	-	-	-

Totals	$16,443,608	77,323	15,781	118,398	123,032	107,559	344,788	587

	SBIEP	SBVI	SBMMP	SBTIG	HIBF3	GBF3	GVIDA6	GVIDC6

0.45%	$-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.15%	-	-	-	-	14,905	57,343	11,859	16,911
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	-	-	-
1.30%	929	37,552	1,253	18	-	-	-	-
1.35%	-	-	-	-	31,956	71,624	25,335	33,630
1.40%	-	-	-	-	4,386	21,169	3,006	4,078
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	11	14	1	1
1.55%	-	-	-	-	14,654	19,820	9,772	6,546
1.60%	-	-	-	-	12,287	75,904	9,511	20,148
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	37	8	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	16,027	30,441	11,552	18,312
1.85%	-	-	-	-	1,941	12,692	11,528	6,278
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	11	38	8	36
2.00%	-	-	-	-	15,569	3,110	75	147
2.05%	-	-	-	-	1,298	2,172	45,070	3,635
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	19	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-

Totals	$929	37,552	1,253	18	113,045	294,383	127,725	109,722

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVIDM6	GVDMA6	GVDMC6	SGRF3	SAM2	SCGF3	SCVF3	SCF3

0.45%	$-	-	-	-	5,775	-	-	-
0.65%	-	-	-	-	554	-	-	-
0.80%	-	-	-	-	56	-	-	-
1.00%	-	-	-	-	325	-	-	-
1.15%	36,700	36,721	13,259	2,046	781,177	877	934	5,522
1.20%	-	-	-	-	19	-	-	-
1.25%	-	-	-	-	2,419	-	-	-
1.30%	-	-	-	-	-	-	-	-
1.35%	89,011	67,425	25,138	6,814	1,420,896	2,532	3,567	12,884
1.40%	38,917	8,994	20,507	2,247	207,691	1,068	1,092	3,855
1.45%	-	-	-	-	177	-	-	-
1.50%	-	17	15	-	59,014	-	-	1
1.55%	40,851	18,434	7,177	311	415,420	7	215	2,255
1.60%	64,037	29,779	32,535	1,402	430,235	334	1,384	3,331
1.65%	-	-	-	-	11,419	-	-	-
1.70%	215	98	-	-	62,431	-	32	-
1.75%	-	8	-	-	43,730	-	-	-
1.80%	16,950	18,041	16,984	417	396,830	440	554	1,308
1.85%	16,330	8,831	5,398	588	106,766	244	2,266	2,799
1.90%	-	-	-	-	53,017	-	-	-
1.95%	2	79	29	-	31,923	-	-	2
2.00%	1,112	574	151	-	66,325	-	-	91
2.05%	3,858	8,896	2,417	214	45,578	-	220	25
2.10%	-	-	-	-	25,412	-	-	-
2.15%	-	-	-	-	19,882	-	-	1
2.20%	-	-	-	-	14,068	-	-	-
2.25%	-	-	-	-	489	-	-	-
2.30%	-	-	-	-	2,936	-	-	-
2.35%	-	-	-	-	5,259	-	-	-
2.40%	-	-	-	-	2,740	-	-	-
2.45%	-	-	-	-	1,994	-	-	-
2.50%	-	-	-	-	1,805	-	-	-
2.55%	-	-	-	-	83	-	-	-
2.65%	-	-	-	-	977	-	-	-
2.85%	-	-	-	-	2,109	-	-	-
2.90%	-	-	-	-	43	-	-	-

Totals	$307,983	197,897	123,610	14,039	4,219,574	5,502	10,264	32,074

	TRF3	RVARS	RVASA	RVAMR	RBKF	RBMF	RVBER	RBF

0.45%	$-	-	-	1	1	198	-	47
0.65%	-	-	-	-	4	8	-	24
0.80%	-	10	-	7	-	-	3	-
1.00%	-	-	-	-	-	-	-	-
1.15%	2,130	29,913	-	12,017	11,283	57,668	7,917	19,669
1.20%	-	-	-	-	-	-	-	15
1.25%	-	293	-	-	24	199	2	129
1.30%	-	-	-	-	-	-	-	-
1.35%	3,318	39,255	-	50,679	49,436	101,091	18,008	51,827
1.40%	1,822	5,694	-	2,324	3,314	23,011	397	10,228
1.45%	-	-	-	-	14	90	-	-
1.50%	1	56,490	-	7,548	13,707	32,201	2,490	17,335
1.55%	84	8,284	1	2,653	5,251	18,162	3,899	10,252
1.60%	977	12,759	10	7,576	4,453	18,844	3,646	4,963
1.65%	-	64	1	23	58	33	11	51
1.70%	-	92,193	-	10,299	24,857	53,748	5,907	29,516
1.75%	-	7,061	-	8,660	8,417	21,254	5,352	11,085
1.80%	4,404	8,140	-	7,763	9,069	24,414	4,784	15,208
1.85%	4,835	224	-	1,507	1,109	13,707	309	18,409
1.90%	-	31,131	11	2,217	7,419	17,310	1,358	10,111
1.95%	-	49,674	-	1,105	7,158	15,302	689	8,363
2.00%	105	3,219	8	4,718	672	3,541	2,977	2,531
2.05%	-	705	-	4	324	2,155	5	1,034
2.10%	-	1,468	-	241	46	460	169	12
2.15%	-	8,504	-	1,108	5,477	10,748	691	6,022
2.20%	-	2,551	-	1,816	3,682	7,328	1,346	4,018
2.25%	-	811	-	917	299	222	1,058	282
2.30%	-	609	-	243	4	208	303	198
2.35%	-	3,696	-	1,583	320	1,001	761	534
2.40%	-	174	-	870	489	1,073	605	608
2.45%	-	186	-	-	1	4	-	53
2.50%	-	105	-	-	-	-	-	-
2.55%	-	-	-	12	-	-	2	-
2.65%	-	3	-	-	32	70	-	120
2.85%	-	118	-	-	46	63	-	252
2.90%	-	101	-	396	5	11	123	3

Totals	$17,676	363,435	31	126,287	156,971	424,124	62,812	222,899

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	RVCLR	RVCMD	RCPF	RVLDD	RELF	RENF	RESF	RLCE

0.45%	$-	69	102	7	19	161	182	2
0.65%	-	-	-	-	-	12	-	-
0.80%	1	417	1	-	-	1	-	-
1.00%	-	-	-	-	-	-	-	-
1.15%	10,058	46,951	15,387	23,380	2,761	71,009	69,690	51,878
1.20%	-	93	-	-	-	-	17	-
1.25%	-	331	81	47	11	294	446	-
1.30%	-	-	-	-	-	-	-	-
1.35%	14,198	85,988	51,711	54,579	4,944	117,970	120,311	73,703
1.40%	4,743	8,796	10,973	7,324	871	28,426	26,509	15,500
1.45%	-	100	-	-	-	-	162	-
1.50%	618	77,144	39,152	108	1,130	32,231	28,211	802
1.55%	4,863	14,556	5,408	8,890	1,219	19,660	23,613	12,662
1.60%	4,934	14,721	5,671	18,926	806	21,968	19,633	28,306
1.65%	30	67	62	239	27	93	24	14
1.70%	2,412	110,361	61,864	167	957	48,578	45,922	698
1.75%	2,184	16,600	23,502	177	619	20,137	19,181	646
1.80%	1,654	14,358	5,366	21,489	3,606	22,528	24,039	15,272
1.85%	261	4,684	2,973	4,105	441	11,626	31,814	8,986
1.90%	696	35,303	26,587	1,651	610	18,095	21,927	4,665
1.95%	278	43,190	18,154	585	284	14,611	13,264	294
2.00%	2,375	1,738	1,443	1,362	642	3,813	3,258	3,935
2.05%	-	179	1,385	3,586	253	3,454	1,525	6,605
2.10%	514	323	70	34,639	6	573	473	3
2.15%	281	15,331	13,249	87	299	10,396	9,264	227
2.20%	895	3,932	9,102	96	285	7,121	6,359	173
2.25%	1,223	497	426	25	2	184	177	18
2.30%	372	819	216	7	-	242	286	5
2.35%	270	4,257	1,205	28	111	1,187	1,023	73
2.40%	346	508	1,221	19	22	996	980	41
2.45%	-	231	39	-	-	141	126	-
2.50%	-	62	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.65%	-	171	103	-	-	85	104	-
2.85%	-	309	196	-	-	100	148	-
2.90%	68	54	5	6	5	8	10	3

Totals	$53,274	502,140	295,654	181,529	19,930	455,700	468,678	224,511

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	RFSF	RUGB	RHCF	RVHEQ	RVIRO	RINF	RVIDD	RJNF

0.45%	$42	146	28	-	-	4	12	157
0.65%	-	29	-	-	-	-	23	40
0.80%	-	696	1	2	3	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.15%	12,912	60,767	30,491	7,376	4,192	7,113	18,152	20,656
1.20%	-	-	-	-	-	-	-	-
1.25%	107	53	245	-	-	169	56	70
1.30%	-	-	-	-	-	-	-	-
1.35%	60,978	69,523	89,287	4,941	5,642	11,700	53,010	30,469
1.40%	3,339	11,014	15,412	1,162	1,019	2,275	1,866	8,779
1.45%	14	47	213	-	-	-	48	-
1.50%	5,353	59,295	33,048	19,357	4,974	17,869	-	1,004
1.55%	7,694	18,706	10,795	1,440	2,027	1,190	11,066	5,905
1.60%	9,775	36,802	8,562	7,320	4,345	857	9,926	6,595
1.65%	43	247	16	5	-	13	99	10
1.70%	3,906	73,558	51,664	29,940	8,304	33,512	19	938
1.75%	1,819	24,343	20,089	2,396	3,032	11,456	-	706
1.80%	14,482	23,004	21,171	3,908	1,364	4,459	13,023	8,252
1.85%	1,685	6,484	2,936	125	901	1,019	1,041	1,544
1.90%	2,886	22,259	20,433	9,202	5,451	8,937	294	639
1.95%	1,767	17,319	15,379	15,763	1,307	9,303	114	368
2.00%	1,603	2,378	3,637	2,833	622	443	1,213	1,163
2.05%	1,160	1,183	352	138	-	151	534	485
2.10%	59	2,166	35	505	600	11	718	33
2.15%	1,413	16,522	11,281	2,992	1,238	6,567	112	1,157
2.20%	1,135	4,907	7,787	743	863	4,421	93	185
2.25%	1	27	303	413	16	163	-	-
2.30%	-	962	214	267	168	-	-	53
2.35%	306	2,972	1,148	1,186	643	284	-	85
2.40%	61	665	1,047	39	79	604	-	42
2.45%	-	523	65	91	185	13	249	-
2.50%	-	127	-	31	33	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.65%	-	241	96	1	42	2	-	20
2.85%	-	465	213	102	51	-	-	31
2.90%	-	142	6	54	43	4	-	-

Totals	$132,540	457,572	345,954	112,332	47,144	122,539	111,668	89,386

	RVIMC	RAF	RVISC	RUF	RLCJ	RVLCG	RVLCV	RLF

0.45%	$28	34	54	126	3	25	-	-
0.65%	-	-	-	-	8	-	-	-
0.80%	-	-	-	2	-	1	-	-
1.00%	-	-	-	37	-	-	-	-
1.15%	8,459	21,999	12,410	45,154	10,529	14,513	15,150	3,373
1.20%	-	-	-	-	-	-	-	-
1.25%	4	13	-	41	-	-	1	-
1.30%	-	-	-	-	-	-	-	-
1.35%	10,733	45,944	22,880	61,054	21,115	90,995	29,023	5,028
1.40%	4,334	7,595	1,715	8,468	8,384	5,452	3,464	1,490
1.45%	-	-	-	47	-	46	117	-
1.50%	1,260	-	-	69,568	2,884	4,015	2,319	14,132
1.55%	2,785	5,046	5,700	13,207	8,353	12,170	8,851	758
1.60%	2,247	11,125	3,707	10,703	14,419	20,914	17,293	1,320
1.65%	49	1,073	37	97	12	127	136	1
1.70%	1,208	3	-	120,715	5,448	7,483	4,870	26,197
1.75%	844	-	-	45,357	1,530	2,694	1,390	8,856
1.80%	3,502	11,912	7,314	15,282	7,428	14,451	18,843	1,295
1.85%	207	1,485	1,176	3,285	1,249	1,100	1,301	1,236
1.90%	950	86	111	35,349	1,272	9,614	1,858	7,188
1.95%	470	207	93	33,540	735	1,670	436	7,364
2.00%	251	2,358	887	2,765	1,297	1,653	196	620
2.05%	5	555	51	402	583	275	278	1,124
2.10%	579	592	409	270	73	44	10	1
2.15%	352	71	7	23,361	494	1,151	770	5,299
2.20%	198	-	5	15,361	119	711	381	3,523
2.25%	-	-	-	795	24	15	11	94
2.30%	77	-	-	570	67	90	42	-
2.35%	103	-	-	1,878	351	504	303	219
2.40%	50	-	-	2,327	30	51	-	453
2.45%	132	-	-	135	-	163	162	25
2.50%	-	-	-	-	18	37	30	-
2.55%	-	-	-	-	-	-	-	-
2.65%	35	-	-	285	-	19	-	-
2.85%	72	-	-	678	-	-	-	-
2.90%	-	-	-	1	6	47	36	-

Totals	$38,934	110,098	56,556	510,860	86,431	190,030	107,271	89,596

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	RVMFU	RMED	RVMCG	RVMCV	RVCEQ	RVF	ROF	RNF

0.45%	$-	36	7	2	-	71	116	34
0.65%	-	-	-	-	-	1	-	16
0.80%	-	-	3	-	1	-	-	2,008
1.00%	-	-	-	-	-	-	-	-
1.15%	89	26,175	28,186	12,762	1,464	31,251	28,819	28,152
1.20%	-	-	-	-	-	-	-	-
1.25%	-	1	-	-	-	133	165	-
1.30%	-	-	-	-	-	-	-	-
1.35%	269	43,480	34,610	18,292	3,614	101,410	37,525	71,551
1.40%	5	19,650	4,841	1,524	332	9,047	11,971	6,305
1.45%	-	-	-	-	-	-	-	-
1.50%	-	128	10,745	1,735	5,107	735	695	91,195
1.55%	108	8,927	8,013	8,122	3,803	7,478	5,830	8,281
1.60%	41	16,357	18,506	18,450	1,078	21,239	11,216	22,457
1.65%	-	1	33	-	-	203	479	33
1.70%	-	185	14,274	3,577	10,180	1,135	1,733	104,312
1.75%	-	181	7,492	970	2,636	458	685	21,181
1.80%	89	14,798	7,264	6,173	1,343	28,936	19,905	7,338
1.85%	47	4,645	1,179	1,851	227	4,268	409	1,325
1.90%	-	34	12,844	1,993	2,348	324	722	22,728
1.95%	-	18	4,426	598	1,150	689	92	21,775
2.00%	-	4,373	685	76	76	2,462	2,592	3,120
2.05%	-	3,656	269	163	297	2,667	343	3,862
2.10%	13	26	24	-	-	101	51	16
2.15%	1	73	2,663	346	1,531	188	116	23,964
2.20%	-	40	1,862	235	313	87	271	1,333
2.25%	-	19	17	7	10	35	10	145
2.30%	-	5	458	40	130	28	3	91
2.35%	-	26	1,167	253	634	166	87	4,004
2.40%	-	18	340	-	-	30	18	60
2.45%	-	-	43	41	-	-	3	-
2.50%	-	-	30	19	38	-	20	18
2.55%	-	-	-	-	-	-	-	1
2.65%	-	-	169	-	-	-	-	-
2.85%	-	-	290	-	-	-	-	-
2.90%	-	8	32	24	44	12	27	59

Totals	$662	142,860	160,472	77,253	36,356	213,154	123,903	445,364

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	RPMF	RREF	RRF	RMEK	RTF	RSRF	RVSCG	RVSCV

0.45%	$142	54	4	115	28	16	9	18
0.65%	4	-	3	3	1	-	-	1
0.80%	-	4	-	-	-	2	-	1
1.00%	-	-	-	-	8	-	-	-
1.15%	72,078	18,746	4,146	22,391	32,010	53,822	15,754	13,954
1.20%	-	-	-	-	-	-	-	-
1.25%	216	17	-	10	97	367	4	1
1.30%	-	-	-	-	-	-	-	-
1.35%	139,040	46,219	9,889	30,536	49,994	76,818	15,701	17,168
1.40%	32,698	11,648	1,188	13,832	25,283	17,398	2,867	2,715
1.45%	290	-	-	-	-	-	-	-
1.50%	14,795	40,553	8,828	1,118	475	24,840	2,035	2,725
1.55%	29,775	7,073	1,355	8,915	14,989	51,245	3,577	6,657
1.60%	32,239	15,234	1,231	19,382	8,982	26,260	14,853	14,147
1.65%	16	42	8	42	586	1	21	17
1.70%	24,544	65,127	13,747	2,029	770	39,031	4,387	5,673
1.75%	9,790	2,796	5,112	546	142	1,638	1,172	1,527
1.80%	35,139	10,296	900	11,030	9,156	74,578	10,011	5,536
1.85%	10,942	1,958	1,259	2,761	13,915	7,695	618	2,183
1.90%	8,479	23,274	4,661	573	778	22,622	4,118	2,688
1.95%	7,663	38,902	4,253	563	594	20,605	744	600
2.00%	4,245	1,872	1,046	1,628	1,751	15,319	121	296
2.05%	1,199	251	45	2,213	2,112	1,183	163	133
2.10%	2,143	-	2	61	375	1,124	27	21
2.15%	5,704	6,368	3,206	203	271	4,356	445	548
2.20%	3,781	1,331	2,140	106	-	830	293	409
2.25%	90	485	143	15	3	367	14	14
2.30%	53	328	76	23	13	218	58	70
2.35%	457	2,508	310	175	92	1,380	320	400
2.40%	510	95	293	8	-	35	-	-
2.45%	504	106	39	-	8	74	64	41
2.50%	-	22	-	7	-	20	23	31
2.55%	-	-	-	-	-	-	-	-
2.65%	39	3	54	-	-	1	-	-
2.85%	19	53	118	-	-	61	-	-
2.90%	1	17	-	19	-	35	49	43

Totals	$436,595	295,382	64,056	118,304	162,433	441,941	77,448	77,617

	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL

0.45%	$27	40	5	90	55	91
0.65%	15	-	-	5	15	2
0.80%	-	-	-	-	1	-
1.00%	-	-	-	-	-	-
1.15%	9,845	18,100	7,251	15,145	28,666	15,601
1.20%	-	-	-	-	-	-
1.25%	249	93	2	105	292	-
1.30%	-	-	-	-	-	-
1.35%	14,313	52,181	19,816	30,380	74,780	27,042
1.40%	2,071	4,965	2,251	7,456	10,246	1,432
1.45%	-	-	-	-	-	170
1.50%	4,282	6,750	19,180	19,584	43,297	4,681
1.55%	4,144	6,945	2,403	6,807	11,254	4,716
1.60%	4,144	3,587	1,709	3,548	16,205	4,723
1.65%	256	42	3	71	135	5
1.70%	4,227	5,078	34,940	28,597	73,189	4,818
1.75%	2,941	2,610	11,749	10,918	27,510	3,696
1.80%	10,574	8,401	5,465	7,638	23,328	3,893
1.85%	911	905	1,980	3,902	25,976	1,122
1.90%	3,219	8,926	10,824	10,922	26,583	2,572
1.95%	1,620	2,083	9,821	8,713	21,171	1,806
2.00%	854	2,217	529	547	1,455	1,527
2.05%	323	99	23	1,509	2,433	212
2.10%	115	70	9	39	27	775
2.15%	1,239	1,696	7,044	6,595	15,278	1,292
2.20%	741	1,437	4,721	4,558	10,333	938
2.25%	-	13	165	252	515	-
2.30%	247	3	-	140	257	174
2.35%	369	412	330	737	1,227	419
2.40%	179	95	604	567	1,477	205
2.45%	91	-	-	39	52	1
2.50%	-	-	-	-	-	-
2.55%	-	-	-	-	-	-
2.65%	108	-	2	91	127	65
2.85%	252	-	-	191	169	90
2.90%	-	-	-	3	8	-

Totals	$67,356	126,748	140,826	169,149	416,061	82,068

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $5,065,094 and $2,584,569, respectively, and total transfers from the Account to the fixed account were $5,269,048 and $2,600,815, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $995,420 and $518,664 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $132,754 and $2,500 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $2,176,658 and $112,219 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$943,057,712	0	$943,057,712

Accounts Receivable of $33,679 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2008. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP - Income & Growth Fund - Class III (ACVIG3)
2008	1.15%	to	2.05%	343,435	$8.99	to	8.46	$3,028,849	2.18%	-35.34%	to	-36.01%
2007	1.15%	to	2.05%	511,898	13.90	to	13.22	7,000,632	2.11%	-1.22%	to	-2.07%
2006	1.15%	to	2.05%	697,047	14.07	to	13.50	9,683,792	1.29%	15.74%	to	14.74%
2005	1.15%	to	2.05%	460,611	12.16	to	11.77	5,538,170	1.59%	3.43%	to	2.54%
2004	1.15%	to	2.05%	315,833	11.76	to	11.48	3,685,371	1.17%	11.69%	to	10.77%
American Century VP - Ultra(R) Fund - Class III (ACVU3)
2008	1.15%	to	2.05%	96,850	7.19	to	6.76	680,708	0.00%	-42.19%	to	-42.77%
2007	1.15%	to	2.05%	185,781	12.43	to	11.81	2,265,496	0.00%	19.64%	to	18.59%
2006	1.15%	to	2.05%	185,778	10.39	to	9.96	1,911,057	0.00%	-4.39%	to	-5.26%
2005	1.15%	to	2.05%	284,912	10.87	to	10.51	3,068,548	0.00%	1.00%	to	0.10%
2004	1.15%	to	2.05%	90,454	10.76	to	10.50	966,536	0.00%	9.41%	to	8.49%
American Century VP - Value Fund - Class III (ACVV3)
2008	1.15%	to	2.05%	586,741	10.30	to	9.70	5,923,371	2.50%	-27.62%	to	-28.36%
2007	1.15%	to	2.05%	707,354	14.23	to	13.54	9,883,316	1.90%	-6.24%	to	-7.04%
2006	1.15%	to	2.05%	1,105,290	15.18	to	14.57	16,567,282	0.96%	17.29%	to	16.28%
2005	1.15%	to	2.05%	671,652	12.94	to	12.53	8,593,733	0.73%	3.83%	to	2.93%
2004	1.15%	to	2.05%	516,992	12.46	to	12.17	6,386,499	0.62%	13.02%	to	12.09%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R (FEI2R)
2008	1.15%	to	2.05%	640,409	8.11	to	7.63	5,107,279	1.96%	-43.48%	to	-44.08%
2007	1.15%	to	2.05%	923,301	14.35	to	13.65	13,064,438	1.53%	0.10%	to	-0.75%
2006	1.15%	to	2.05%	1,195,976	14.33	to	13.75	16,960,523	2.85%	18.51%	to	17.50%
2005	1.15%	to	2.05%	785,938	12.09	to	11.70	9,416,625	1.24%	4.40%	to	3.49%
2004	1.15%	to	2.05%	478,682	11.58	to	11.31	5,497,773	0.99%	9.89%	to	8.99%
Fidelity(R) VIP - Growth Portfolio - Service Class 2 R (FG2R)
2008	1.15%	to	2.05%	418,788	7.13	to	6.71	2,932,438	0.23%	-47.92%	to	-48.44%
2007	1.15%	to	2.20%	1,427,016	13.70	to	12.90	19,260,131	0.33%	25.19%	to	23.94%
2006	1.15%	to	2.05%	449,694	10.94	to	10.49	4,853,304	0.23%	5.36%	to	4.44%
2005	1.15%	to	2.05%	509,898	10.38	to	10.04	5,245,505	0.20%	4.31%	to	3.38%
2004	1.15%	to	2.05%	260,018	9.95	to	9.71	2,564,583	0.16%	1.94%	to	1.08%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 R (FC2R)
2008	1.15%	to	2.05%	1,277,175	10.41	to	9.80	13,048,585	0.57%	-43.35%	to	-43.92%
2007	1.15%	to	2.20%	1,869,163	18.37	to	17.33	33,799,687	0.84%	15.94%	to	14.77%
2006	1.15%	to	2.05%	1,648,597	15.84	to	15.21	25,762,342	1.06%	10.15%	to	9.22%
2005	1.15%	to	2.05%	1,351,898	14.38	to	13.93	19,245,745	0.12%	15.34%	to	14.36%
2004	1.15%	to	2.05%	562,720	12.47	to	12.18	6,958,966	0.17%	13.82%	to	12.88%
Legg Mason Partners VET - Fundamental Value Portfolio - Class I (SBTRP)
2008	1.30%			1,436	16.92			24,293	0.81%	-37.40%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Legg Mason Partners VET - International All Cap Opportunity Portfolio (SBIEP)
2008	1.30%			7,937	$9.08			$72,083	3.01%	-44.14%
2007	1.30%			5,193	16.26			84,432	0.98%	4.95%
2006	1.30%			5,194	15.49			80,464	2.18%	24.23%
2005	1.30%			5,195	12.47			64,785	1.38%	10.27%
2004	1.30%			5,196	11.31			58,764	0.78%	16.34%
Legg Mason Partners VET - Investors Portfolio - Class I (SBVI)
2008	1.30%			329,358	6.20			2,040,812	1.27%	-36.46%
2007	1.30%			384,388	9.75			3,748,550	2.56%	-2.48%			(a) (b)
Legg Mason Partners VIT - Money Market Portfolio (SBMMP)
2008	1.30%			6,991	13.55			94,751	2.57%	1.28%
2007	1.30%			8,536	13.38			114,231	4.79%	3.55%
2006	1.30%			8,955	12.92			115,735	4.64%	3.26%
2005	1.30%			8,963	12.52			112,177	2.57%	1.47%
2004	1.30%			10,348	12.33			127,637	0.59%	-0.43%
Legg Mason Partners VP III, Inc. - Large Cap Value Portfolio (SBTIG)
2006	1.30%			221,976	19.02			4,221,010	1.21%	16.74%
2005	1.30%			249,867	16.29			4,070,124	1.52%	5.11%
2004	1.30%			280,779	15.50			4,351,174	1.75%	9.19%
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2008	1.15%	to	2.05%	1,358,208	8.00	to	8.02	10,847,383	7.81%	-28.93%	to	-29.61%
2007	1.15%	to	2.05%	757,438	11.26	to	11.39	8,528,143	8.57%	1.98%	to	1.08%
2006	1.15%	to	2.05%	473,318	11.04	to	11.27	5,225,528	8.47%	9.33%	to	8.37%
2005	1.15%	to	1.80%	100,662	10.10	to	10.42	1,019,789	3.80%	1.00%	to	0.85	%(a) (b)
Nationwide VIT - Government Bond Fund - Class III (GBF3)
2008	1.15%	to	2.05%	1,445,042	13.06	to	12.30	18,516,569	4.28%	6.49%	to	5.55%
2007	1.15%	to	2.05%	1,498,890	12.26	to	11.65	18,090,271	4.98%	5.92%	to	4.97%
2006	1.15%	to	2.05%	1,131,842	11.58	to	11.10	12,931,905	4.34%	2.16%	to	1.24%
2005	1.15%	to	2.05%	936,308	11.33	to	10.97	10,497,329	4.39%	2.00%	to	1.09%
2004	1.15%	to	2.00%	621,353	11.11	to	10.86	6,853,796	6.24%	2.08%	to	1.21%
Nationwide VIT - Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2008	1.15%	to	2.05%	619,874	9.01	to	8.64	5,462,939	2.00%	-37.61%	to	-38.25%
2007	1.15%	to	2.05%	783,334	14.45	to	14.00	11,139,666	2.15%	4.74%	to	3.84%
2006	1.15%	to	2.05%	824,418	13.79	to	13.48	11,235,970	2.12%	15.58%	to	14.59%
2005	1.15%	to	2.05%	613,612	11.93	to	11.76	7,279,159	2.12%	6.72%	to	5.80%
2004	1.15%	to	1.60%	39,336	11.18	to	11.15	439,389	2.34%	11.83%	to	11.49	%(a) (b)
Nationwide VIT - Investor Destinations Conservative Fund - Class VI (GVIDC6)
2008	1.15%	to	2.05%	698,779	10.74	to	10.29	7,404,922	3.32%	-7.25%	to	-8.10%
2007	1.15%	to	2.05%	462,812	11.57	to	11.20	5,293,897	3.14%	4.21%	to	3.28%
2006	1.15%	to	2.05%	536,836	11.11	to	10.85	5,917,114	3.47%	4.92%	to	3.98%
2005	1.15%	to	2.05%	436,065	10.59	to	10.43	4,594,448	3.38%	2.20%	to	1.30%
2004	1.15%	to	2.00%	140,679	10.36	to	10.30	1,453,807	2.72%	3.59%	to	3.01	%(a) (b)
Nationwide VIT - Investor Destinations Moderate Fund - Class VI (GVIDM6)
2008	1.15%	to	2.05%	1,744,209	9.81	to	9.41	16,869,176	2.83%	-24.25%	to	-24.98%
2007	1.15%	to	2.05%	1,764,416	12.95	to	12.54	22,604,032	2.82%	4.48%	to	3.57%
2006	1.15%	to	2.05%	1,684,346	12.40	to	12.11	20,706,119	2.59%	10.17%	to	9.21%
2005	1.15%	to	2.05%	1,398,649	11.25	to	11.09	15,655,434	2.56%	4.29%	to	3.38%
2004	1.15%	to	2.05%	871,310	10.79	to	10.72	9,380,597	2.58%	7.89%	to	7.25	%(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2008	1.15%	to	2.05%	1,069,845	$9.40	to	9.01	$9,930,470	2.56%	-32.18%	to	-32.85%
2007	1.15%	to	2.05%	1,115,759	13.86	to	13.42	15,292,382	2.77%	4.93%	to	4.03%
2006	1.15%	to	2.05%	899,550	13.20	to	12.90	11,793,869	2.33%	13.25%	to	12.27%
2005	1.15%	to	2.05%	641,708	11.66	to	11.49	7,447,383	2.38%	5.93%	to	5.01%
2004	1.15%	to	2.05%	250,509	11.01	to	10.94	2,751,078	2.08%	10.08%	to	9.42	%(a) (b)
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2008	1.15%	to	2.05%	657,880	10.30	to	9.88	6,676,541	2.99%	-16.00%	to	-16.79%
2007	1.15%	to	2.05%	880,836	12.26	to	11.87	10,665,870	3.47%	4.60%	to	3.68%
2006	1.15%	to	2.05%	309,482	11.72	to	11.45	3,599,791	2.83%	7.15%	to	6.21%
2005	1.15%	to	2.05%	386,892	10.94	to	10.78	4,204,984	4.35%	3.45%	to	2.54%
2004	1.15%	to	1.85%	68,049	10.58	to	10.53	717,830	2.65%	5.76%	to	5.27	%(a) (b)
Nationwide VIT - Mid Cap Growth Fund - Class III (SGRF3)
2008	1.15%	to	1.85%	83,241	7.56	to	7.21	620,814	0.00%	-46.72%	to	-47.18%
2007	1.15%	to	2.05%	105,552	14.20	to	13.50	1,475,992	0.00%	7.71%	to	6.78%
2006	1.15%	to	2.05%	100,288	13.18	to	12.64	1,306,345	0.00%	8.67%	to	7.74%
2005	1.15%	to	2.05%	113,885	12.13	to	11.73	1,368,323	0.00%	8.47%	to	7.55%
2004	1.15%	to	2.05%	126,295	11.18	to	10.91	1,400,829	0.00%	13.99%	to	13.04%
Nationwide VIT - Money Market Fund - Class II (SAM2)
2008	0.45%	to	2.90%	34,269,411	10.22	to	10.01	352,153,977	1.16%	0.78%	to	-1.69%
2007	0.45%	to	2.40%	23,647,331	10.14	to	9.69	243,632,327	4.56%	1.44%	to	1.76	%(a)
2006	1.15%	to	2.40%	20,692,057	10.17	to	9.52	207,345,677	5.21%	2.91%	to	1.63%
2005	1.15%	to	2.40%	24,895,689	9.89	to	9.37	243,237,085	2.98%	1.09%	to	-0.18%
2004	1.15%	to	2.40%	19,266,017	9.78	to	9.38	186,613,831	0.62%	-0.74%	to	-1.99%
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2008	1.15%	to	1.85%	36,528	6.69	to	6.37	240,525	0.00%	-47.07%	to	-47.54%
2007	1.15%	to	1.85%	48,203	12.63	to	12.14	600,992	0.00%	8.54%	to	7.81%
2006	1.15%	to	2.05%	57,842	11.64	to	11.16	665,642	0.00%	2.04%	to	1.15%
2005	1.15%	to	2.05%	73,636	11.40	to	11.03	832,039	0.00%	6.76%	to	5.85%
2004	1.15%	to	2.05%	93,866	10.68	to	10.42	996,846	0.00%	12.11%	to	11.16%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2008	1.15%	to	2.05%	53,479	9.35	to	8.80	489,197	1.06%	-32.99%	to	-33.68%
2007	1.15%	to	2.05%	70,779	13.95	to	13.27	968,345	1.15%	-8.00%	to	-8.81%
2006	1.15%	to	2.05%	97,392	15.17	to	14.55	1,456,266	0.48%	16.02%	to	15.03%
2005	1.15%	to	2.05%	110,485	13.07	to	12.65	1,428,243	0.05%	1.88%	to	1.00%
2004	1.15%	to	2.05%	159,275	12.83	to	12.52	2,029,370	0.00%	16.02%	to	15.11%
Nationwide VIT - Multi-Manager Small Company Fund - Class III (SCF3)
2008	1.15%	to	2.05%	148,984	9.78	to	9.20	1,434,159	0.83%	-38.87%	to	-39.51%
2007	1.15%	to	2.05%	185,353	15.99	to	15.22	2,922,660	0.02%	0.93%	to	0.05%
2006	1.15%	to	2.05%	308,338	15.84	to	15.21	4,817,248	0.19%	10.78%	to	9.84%
2005	1.15%	to	2.05%	178,517	14.30	to	13.85	2,534,040	0.00%	11.02%	to	10.09%
2004	1.15%	to	2.05%	131,645	12.88	to	12.58	1,681,038	0.00%	17.69%	to	16.74%
Nationwide VIT - Nationwide Fund - Class III (TRF3)
2008	1.15%	to	2.00%	50,588	8.18	to	7.73	403,227	1.35%	-42.22%	to	-42.78%
2007	1.15%	to	2.00%	93,336	14.16	to	13.50	1,295,408	1.12%	6.97%	to	6.11%
2006	1.15%	to	2.00%	132,523	13.24	to	12.73	1,734,018	0.85%	12.40%	to	11.49%
2005	1.15%	to	2.00%	133,824	11.77	to	11.41	1,559,758	0.80%	6.12%	to	5.26%
2004	1.15%	to	2.00%	75,896	11.10	to	10.84	831,866	1.27%	8.57%	to	7.71%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Rydex Variable Trust Portfolios - Absolute Return Strategies Fund (RVARS)
2008	0.80%	to	2.90%	2,285,393	$8.11	to	8.29	$19,728,175	0.49%	-19.37%	to	-21.11%
2007	0.80%	to	2.35%	2,157,687	10.06	to	10.63	23,274,631	3.97%	0.65%	to	1.41	%(a)
2006	1.15%	to	2.35%	1,729,823	10.62	to	10.48	18,276,840	2.05%	5.42%	to	4.17%
2005	1.15%	to	2.00%	129,898	10.07	to	10.06	1,307,443	0.00%	0.70%	to	0.63	%(a) (b)
Rydex Variable Trust Portfolios - Alternative Strategies Allocation Fund (RVASA)
2008	1.35%	to	2.00%	7,573	9.87	to	9.87	74,748	2.15%	-1.27%	to	-1.31	%(a) (b)
Rydex Variable Trust Portfolios - Amerigo Fund (RVAMR)
2008	0.45%	to	2.90%	1,041,892	5.98	to	6.10	6,552,835	0.41%	-43.35%	to	-44.80%
2007	0.80%	to	2.40%	925,019	10.54	to	11.12	10,393,020	0.71%	5.45%	to	11.07	%(a)
Rydex Variable Trust Portfolios - Banking Fund (RBKF)
2008	0.80%	to	2.90%	2,475,430	4.86	to	4.25	15,764,043	0.22%	-41.64%	to	-43.04%
2007	0.80%	to	2.40%	592,327	8.33	to	10.52	6,620,044	1.39%	-16.66%	to	-28.86	%(a)
2006	1.15%	to	2.40%	1,143,218	15.78	to	14.79	17,637,738	2.08%	9.97%	to	8.62%
2005	1.15%	to	2.40%	771,920	14.35	to	13.61	10,819,183	1.22%	-3.88%	to	-5.07%
2004	1.15%	to	2.40%	1,060,424	14.92	to	14.34	15,542,844	0.36%	13.42%	to	12.08%
Rydex Variable Trust Portfolios - Basic Materials Fund (RBMF)
2008	0.45%	to	2.45%	541,731	6.05	to	12.07	6,959,272	0.18%	-45.64%	to	-46.77%
2007	0.80%	to	2.40%	1,894,999	11.11	to	22.74	45,459,701	0.14%	11.06%	to	30.88	%(a)
2006	1.15%	to	2.40%	1,734,363	18.53	to	17.38	31,444,748	1.00%	20.89%	to	19.45%
2005	1.15%	to	2.40%	1,129,476	15.33	to	14.55	16,977,993	0.26%	2.85%	to	1.60%
2004	1.15%	to	2.40%	2,143,041	14.91	to	14.32	31,429,749	0.03%	19.44%	to	18.06%
Rydex Variable Trust Portfolios - Berolina Fund (RVBER)
2008	0.80%	to	2.90%	371,153	6.21	to	5.99	2,273,127	1.10%	-42.60%	to	-43.87%
2007	0.80%	to	2.40%	241,098	10.82	to	10.70	2,596,044	0.00%	8.16%	to	7.01	%(a) (b)
Rydex Variable Trust Portfolios - Biotechnology Fund (RBF)
2008	0.65%	to	2.90%	3,205,648	9.37	to	9.33	25,300,919	0.00%	-12.35%	to	-14.36%
2007	1.15%	to	2.15%	942,389	9.36	to	8.77	8,602,365	0.00%	3.20%	to	2.16%
2006	1.15%	to	2.20%	766,752	9.07	to	8.57	6,800,621	0.00%	-4.43%	to	-5.41%
2005	1.15%	to	2.40%	2,034,867	9.49	to	8.98	18,964,096	0.00%	9.40%	to	8.02%
2004	1.15%	to	2.05%	410,235	8.67	to	8.41	3,526,373	0.00%	-0.06%	to	-0.92%
Rydex Variable Trust Portfolios - Clermont Fund (RVCLR)
2008	0.80%	to	2.90%	175,719	7.12	to	7.00	1,265,177	0.56%	-30.63%	to	-32.15%
2007	0.80%	to	2.40%	183,136	10.27	to	10.38	1,920,893	3.66%	2.68%	to	3.69	%(a)
Rydex Variable Trust Portfolios - Commodities Strategy Fund (RVCMD)
2008	0.45%	to	2.90%	2,197,097	6.05	to	4.42	10,151,821	1.91%	-49.25%	to	-50.49%
2007	0.80%	to	2.40%	3,045,583	11.91	to	9.02	27,997,886	0.00%	19.10%	to	27.80	%(a)
2006	1.15%	to	2.35%	2,092,686	7.18	to	7.06	14,920,253	0.00%	-18.82%	to	-19.85%
2005	1.15%	to	2.35%	1,797,935	8.84	to	8.81	15,873,627	0.64%	-11.59%	to	-11.86	%(a) (b)
Rydex Variable Trust Portfolios - Consumer Products Fund (RCPF)
2008	0.45%	to	2.90%	1,447,943	8.23	to	8.66	17,640,235	0.21%	-23.73%	to	-25.64%
2007	0.80%	to	2.40%	1,411,731	10.78	to	15.47	22,868,744	1.61%	7.79%	to	8.47	%(a)
2006	1.15%	to	2.40%	1,420,963	15.22	to	14.26	21,139,565	0.94%	16.08%	to	14.65%
2005	1.15%	to	2.40%	846,312	13.11	to	12.44	10,816,844	0.47%	-1.54%	to	-2.75%
2004	1.15%	to	2.40%	1,275,298	13.31	to	12.79	16,692,929	0.04%	12.00%	to	10.67%
Rydex Variable Trust Portfolios - Dow 2x Strategy Fund (RVLDD)
2008	0.80%	to	2.90%	3,022,231	3.65	to	4.63	15,820,875	1.87%	-62.02%	to	-62.93%
2007	1.15%	to	2.05%	1,178,525	14.14	to	13.70	16,505,318	0.83%	6.90%	to	6.03%
2006	1.15%	to	2.15%	1,299,147	13.23	to	12.89	17,058,249	0.76%	29.05%	to	27.81%
2005	1.15%	to	2.05%	528,954	10.25	to	10.10	5,400,561	0.71%	-4.91%	to	-5.76%
2004	1.15%	to	2.05%	641,605	10.78	to	10.72	6,907,611	8.79%	7.82%	to	7.17	%(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Rydex Variable Trust Portfolios - Electronics Fund (RELF)
2008	0.80%	to	2.40%	106,957	$4.47	to	4.21	$485,237	0.00%	-50.51%	to	-51.42%
2007	0.80%	to	2.40%	177,430	9.04	to	8.67	1,617,857	0.00%	-9.59%	to	-4.84	%(a)
2006	1.15%	to	2.40%	241,200	9.75	to	9.11	2,293,531	0.00%	1.31%	to	0.07%
2005	1.15%	to	2.40%	623,214	9.63	to	9.11	5,874,067	0.00%	2.68%	to	1.33%
2004	1.15%	to	2.40%	703,576	9.37	to	8.99	6,534,146	0.00%	-22.88%	to	-23.84%
Rydex Variable Trust Portfolios - Energy Fund (RENF)
2008	0.45%	to	2.45%	637,157	6.10	to	13.60	9,294,850	0.00%	-46.28%	to	-47.38%
2007	0.80%	to	2.40%	1,787,020	11.34	to	25.93	48,872,378	0.00%	13.37%	to	30.09	%(a)
2006	1.15%	to	2.40%	1,497,573	21.24	to	19.93	31,118,572	0.00%	10.64%	to	9.34%
2005	1.15%	to	2.40%	1,965,737	19.20	to	18.23	37,034,830	0.02%	36.95%	to	35.41%
2004	1.15%	to	2.40%	2,467,542	14.02	to	13.46	34,037,274	0.01%	30.75%	to	29.25%
Rydex Variable Trust Portfolios - Energy Services Fund (RESF)
2008	0.45%	to	2.90%	639,951	4.55	to	7.78	8,884,329	0.00%	-57.79%	to	-58.86%
2007	0.80%	to	2.40%	1,302,965	10.76	to	31.57	43,367,729	0.00%	7.63%	to	33.89	%(a)
2006	1.15%	to	2.40%	762,447	25.11	to	23.58	18,870,570	0.00%	9.71%	to	8.45%
2005	1.15%	to	2.40%	1,742,365	22.89	to	21.75	39,235,726	0.00%	46.60%	to	44.95%
2004	1.15%	to	2.40%	578,680	15.61	to	15.00	8,944,842	0.00%	32.20%	to	30.65%
Rydex Variable Trust Portfolios - Europe 1.25x Strategy Fund (RLCE)
2008	1.15%	to	2.35%	843,627	8.53	to	7.82	7,068,608	0.49%	-55.38%	to	-56.01%
2007	0.80%	to	2.40%	1,920,923	10.39	to	17.71	36,071,440	2.40%	3.91%	to	10.43	%(a)
2006	1.15%	to	2.40%	2,192,359	17.12	to	16.04	36,864,640	2.12%	28.02%	to	26.51%
2005	1.15%	to	2.40%	1,207,475	13.37	to	12.68	15,928,613	0.25%	5.14%	to	3.88%
2004	1.15%	to	2.40%	1,888,067	12.72	to	12.20	23,728,720	17.67%	14.82%	to	13.49%
Rydex Variable Trust Portfolios - Financial Services Fund (RFSF)
2008	1.15%	to	2.35%	654,279	6.30	to	5.77	4,044,436	0.00%	-48.64%	to	-49.40%
2007	0.80%	to	2.40%	1,165,736	8.91	to	11.36	13,994,254	1.06%	-10.88%	to	-20.75	%(a)
2006	1.15%	to	2.40%	2,399,247	15.30	to	14.33	35,797,623	1.28%	15.39%	to	14.00%
2005	1.15%	to	2.40%	1,940,222	13.26	to	12.57	25,144,304	0.58%	2.19%	to	0.94%
2004	1.15%	to	2.40%	2,215,554	12.97	to	12.46	28,208,416	0.21%	15.77%	to	14.41%
Rydex Variable Trust Portfolios - Government Long Bond 1.2x Strategy Fund (RUGB)
2008	0.80%	to	2.90%	1,869,412	15.76	to	14.18	34,074,962	2.82%	43.67%	to	40.71%
2007	0.80%	to	2.40%	2,018,451	10.97	to	12.13	25,810,098	3.65%	9.70%	to	7.11	%(a)
2006	1.15%	to	2.40%	2,477,009	12.09	to	11.32	29,166,507	3.73%	-4.26%	to	-5.49%
2005	1.15%	to	2.35%	2,933,150	12.63	to	12.00	36,425,360	3.04%	6.45%	to	5.21%
2004	1.15%	to	2.35%	1,812,323	11.86	to	11.41	21,283,468	3.65%	7.12%	to	5.82%
Rydex Variable Trust Portfolios - Health Care Fund (RHCF)
2008	0.80%	to	2.90%	2,444,993	7.58	to	8.33	21,619,236	0.00%	-25.46%	to	-27.09%
2007	0.80%	to	2.40%	1,987,359	10.17	to	11.35	23,750,436	0.00%	1.66%	to	3.51	%(a)
2006	1.15%	to	2.40%	2,061,198	11.72	to	10.97	23,616,249	0.00%	3.91%	to	2.63%
2005	1.15%	to	2.40%	2,579,881	11.28	to	10.69	28,504,790	0.00%	9.38%	to	8.03%
2004	1.15%	to	2.40%	1,787,784	10.31	to	9.89	18,134,006	0.00%	5.00%	to	3.74%
Rydex Variable Trust Portfolios - Hedged Equity Fund (RVHEQ)
2008	0.80%	to	2.90%	1,302,678	7.59	to	7.83	10,594,467	2.15%	-24.45%	to	-26.10%
2007	0.80%	to	2.35%	663,743	10.04	to	10.73	7,224,928	4.28%	0.41%	to	0.75	%(a)
2006	1.15%	to	2.35%	756,277	10.79	to	10.65	8,121,721	1.98%	6.96%	to	5.69%
2005	1.15%	to	2.00%	134,664	10.08	to	10.08	1,357,333	0.19%	0.84%	to	0.77	%(a) (b)
Rydex Variable Trust Portfolios - International Rotation Fund (RVIRO)
2008	0.80%	to	2.90%	992,693	6.43	to	6.33	6,342,715	0.00%	-35.73%	to	-36.70	%(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Rydex Variable Trust Portfolios - Internet Fund (RINF)
2008	0.80%	to	2.40%	76,853	$5.63	to	8.37	$692,546	0.00%	-45.32%	to	-46.28%
2007	0.80%	to	2.40%	1,266,765	10.30	to	15.58	20,753,720	0.00%	2.95%	to	7.80	%(a)
2006	1.15%	to	2.40%	309,872	15.44	to	14.46	4,724,502	0.00%	8.44%	to	7.12%
2005	1.15%	to	2.40%	945,879	14.24	to	13.50	13,226,384	0.00%	-2.51%	to	-3.73%
2004	1.15%	to	2.40%	1,965,133	14.60	to	14.02	28,174,640	0.00%	14.54%	to	13.23%
Rydex Variable Trust Portfolios - Inverse Dow 2x Strategy Fund (RVIDD)
2008	0.65%	to	2.45%	499,333	16.09	to	9.17	4,788,981	0.37%	59.79%	to	57.04%
2007	1.15%	to	2.05%	365,708	6.14	to	5.93	2,221,573	5.38%	-10.04%	to	-10.97%
2006	1.15%	to	2.05%	681,290	6.83	to	6.66	4,624,437	1.86%	-22.67%	to	-23.42%
2005	1.15%	to	2.00%	369,228	8.83	to	8.70	3,246,389	1.46%	0.46%	to	-0.44%
2004	1.15%	to	2.00%	213,395	8.79	to	8.74	1,871,704	0.00%	-12.14%	to	-12.64	%(a) (b)
Rydex Variable Trust Portfolios - Inverse Government Long Bond Strategy Fund (RJNF)
2008	0.65%	to	2.15%	747,249	6.36	to	5.35	4,190,087	0.36%	-30.66%	to	-31.75%
2007	1.15%	to	2.05%	770,197	8.22	to	7.87	6,265,305	2.89%	-5.62%	to	-6.47%
2006	1.15%	to	2.05%	928,746	8.71	to	8.42	8,028,340	2.24%	6.87%	to	5.93%
2005	1.15%	to	2.05%	1,169,228	8.15	to	7.95	9,458,742	0.00%	-6.33%	to	-7.22%
2004	1.15%	to	2.05%	1,762,008	8.70	to	8.57	15,246,795	0.00%	-11.69%	to	-12.52%
Rydex Variable Trust Portfolios - Inverse Mid Cap Strategy Fund (RVIMC)
2008	0.80%	to	2.85%	424,757	13.48	to	8.95	4,030,502	0.99%	33.35%	to	30.68%
2007	1.15%	to	2.00%	124,504	7.31	to	7.07	902,071	2.64%	-3.12%	to	-3.99%
2006	1.15%	to	2.00%	449,003	7.54	to	7.36	3,370,439	2.37%	-4.93%	to	-5.78%
2005	1.15%	to	1.85%	244,801	7.93	to	7.84	1,935,247	1.97%	-9.21%	to	-9.92%
2004	1.15%	to	2.05%	88,589	8.74	to	8.69	771,961	0.00%	-12.61%	to	-13.14	%(a) (b)
Rydex Variable Trust Portfolios - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2008	1.15%	to	2.15%	627,733	6.18	to	5.72	3,805,228	0.27%	46.32%	to	44.91%
2007	1.15%	to	2.05%	1,120,118	4.22	to	3.97	4,642,937	4.93%	-12.31%	to	-13.15%
2006	1.15%	to	2.05%	2,522,905	4.82	to	4.58	11,962,337	5.47%	-2.53%	to	-3.43%
2005	1.15%	to	2.05%	1,394,598	4.94	to	4.74	6,804,691	0.00%	0.11%	to	-0.83%
2004	1.15%	to	2.05%	1,528,468	4.94	to	4.78	7,445,853	0.00%	-12.85%	to	-13.75%
Rydex Variable Trust Portfolios - Inverse Russell 2000(R) Strategy Fund (RVISC)
2008	0.45%	to	2.20%	329,174	12.61	to	8.65	2,961,396	0.77%	24.13%	to	22.04%
2007	1.15%	to	2.00%	482,460	7.38	to	7.14	3,534,718	3.11%	4.15%	to	3.22%
2006	1.15%	to	2.00%	801,628	7.09	to	6.92	5,653,817	3.48%	-12.96%	to	-13.76%
2005	1.15%	to	2.00%	453,503	8.14	to	8.02	3,681,128	2.22%	-4.16%	to	-5.04%
2004	1.15%	to	2.00%	106,063	8.50	to	8.45	898,747	0.00%	-15.01%	to	-15.50	%(a) (b)
Rydex Variable Trust Portfolios - Inverse S&P 500 Strategy Fund (RUF)
2008	1.15%	to	2.45%	839,808	9.00	to	8.16	7,388,507	0.18%	37.65%	to	35.94%
2007	1.15%	to	2.05%	941,839	6.54	to	6.16	6,069,827	4.93%	-0.34%	to	-1.28%
2006	1.15%	to	2.05%	1,349,133	6.56	to	6.24	8,734,403	8.27%	-8.56%	to	-9.41%
2005	1.15%	to	2.05%	1,247,352	7.17	to	6.89	8,843,219	0.00%	-1.91%	to	-2.83%
2004	1.15%	to	2.35%	1,403,512	7.31	to	7.02	10,139,870	0.00%	-11.24%	to	-12.41%
Rydex Variable Trust Portfolios - Japan 1.25x Strategy Fund (RLCJ)
2008	0.65%	to	2.90%	677,085	6.05	to	7.04	5,044,057	0.37%	-33.41%	to	-35.03%
2007	0.80%	to	2.35%	751,913	9.07	to	10.63	8,411,765	5.82%	-9.25%	to	-13.32	%(a)
2006	1.15%	to	2.35%	1,190,504	13.07	to	12.27	15,318,670	2.11%	3.93%	to	2.77%
2005	1.15%	to	2.40%	2,199,730	12.58	to	11.91	27,314,609	0.00%	18.97%	to	17.49%
2004	1.15%	to	2.05%	743,806	10.57	to	10.26	7,780,211	0.00%	9.06%	to	8.18%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Rydex Variable Trust Portfolios - Large Cap Growth Fund (RVLCG)
2008	0.80%	to	2.90%	862,172	$6.05	to	6.08	$5,672,872	0.00%	-40.31%	to	-41.64%
2007	0.80%	to	2.15%	1,757,917	10.13	to	10.84	19,545,800	0.00%	1.30%	to	2.69	%(a)
2006	1.15%	to	2.35%	967,675	10.85	to	10.50	10,397,766	0.00%	4.19%	to	2.95%
2005	1.15%	to	2.00%	1,081,956	10.41	to	10.26	11,172,943	0.09%	0.61%	to	-0.24%
2004	1.15%	to	2.00%	633,174	10.35	to	10.29	6,542,448	1.00%	3.47%	to	2.88	%(a) (b)
Rydex Variable Trust Portfolios - Large Cap Value Fund (RVLCV)
2008	0.80%	to	2.90%	729,421	4.71	to	5.33	4,552,990	1.11%	-49.07%	to	-50.26%
2007	0.80%	to	2.40%	581,997	9.26	to	11.96	7,209,802	0.97%	-7.43%	to	-7.60	%(a)
2006	1.15%	to	2.40%	3,100,903	13.37	to	12.94	41,102,720	0.69%	16.31%	to	14.90%
2005	1.15%	to	2.00%	1,013,947	11.50	to	11.34	11,605,054	0.67%	2.99%	to	2.16%
2004	1.15%	to	1.85%	420,376	11.16	to	11.11	4,685,275	0.77%	11.63%	to	11.12	%(a) (b)
Rydex Variable Trust Portfolios - Leisure Fund (RLF)
2008	1.15%	to	2.45%	50,985	8.95	to	8.14	447,214	0.00%	-49.68%	to	-50.44%
2007	0.80%	to	2.40%	724,843	9.97	to	16.47	12,447,884	0.00%	-0.27%	to	-4.83	%(a)
2006	1.15%	to	2.40%	1,336,727	18.46	to	17.31	24,067,868	0.00%	22.05%	to	20.55%
2005	1.15%	to	2.40%	688,928	15.12	to	14.36	10,157,585	0.00%	-5.96%	to	-7.10%
2004	1.15%	to	2.40%	2,018,829	16.08	to	15.45	31,917,768	0.00%	22.44%	to	21.02%
Rydex Variable Trust Portfolios - Managed Futures Fund (RVMFU)
2008	1.15%	to	2.15%	193,966	9.72	to	9.72	1,885,881	0.00%	-2.76%	to	-2.81	%(a) (b)
Rydex Variable Trust Portfolios - Mid Cap 1.5x Strategy Fund (RMED)
2008	0.80%	to	2.90%	837,538	4.31	to	5.25	7,756,084	0.00%	-55.20%	to	-56.25%
2007	0.80%	to	2.40%	721,452	9.61	to	19.60	15,011,216	1.33%	-3.86%	to	1.15	%(a)
2006	1.15%	to	2.40%	915,949	20.65	to	19.37	18,630,982	0.22%	9.20%	to	7.88%
2005	1.15%	to	2.40%	1,832,079	18.91	to	17.96	34,165,571	0.00%	12.76%	to	11.43%
2004	1.15%	to	2.40%	1,074,402	16.77	to	16.12	17,808,586	0.00%	20.74%	to	19.36%
Rydex Variable Trust Portfolios - Mid Cap Growth Fund (RVMCG)
2008	0.45%	to	2.90%	629,723	6.49	to	7.11	5,081,722	0.00%	-36.43%	to	-38.06%
2007	0.80%	to	2.15%	685,021	10.19	to	12.51	8,811,803	0.00%	1.94%	to	6.16	%(a)
2006	1.15%	to	2.15%	465,988	12.10	to	11.79	5,600,019	0.00%	1.94%	to	0.95%
2005	1.15%	to	2.05%	2,175,794	11.87	to	11.69	25,716,327	0.00%	10.19%	to	9.24%
2004	1.15%	to	2.05%	566,096	10.77	to	10.70	6,084,013	0.00%	7.69%	to	7.05	%(a) (b)
Rydex Variable Trust Portfolios - Mid Cap Value Fund (RVMCV)
2008	0.80%	to	2.45%	511,572	5.21	to	6.98	3,743,691	0.00%	-44.08%	to	-45.10%
2007	1.15%	to	2.40%	389,952	13.33	to	12.74	5,147,605	1.40%	-5.95%	to	-7.09%
2006	1.15%	to	2.40%	751,110	14.17	to	13.71	10,532,616	1.16%	15.73%	to	14.33%
2005	1.15%	to	2.05%	434,593	12.24	to	12.07	5,300,196	0.55%	7.08%	to	6.17%
2004	1.15%	to	2.00%	733,363	11.43	to	11.37	8,375,196	0.02%	14.32%	to	13.69	%(a) (b)
Rydex Variable Trust Portfolios - Multi Cap Core Equity Fund (RVCEQ)
2008	0.80%	to	2.90%	222,483	5.71	to	6.04	1,400,633	1.74%	-39.45%	to	-40.83%
2007	0.80%	to	2.35%	468,895	9.44	to	10.33	4,913,992	0.67%	-5.61%	to	-7.46	%(a)
2006	1.15%	to	2.35%	448,474	11.31	to	11.17	5,045,584	0.08%	13.05%	to	11.72%
2005	1.15%	to	1.80%	35,674	10.01	to	10.00	356,874	0.00%	0.06%	to	0.01	%(a) (b)
Rydex Variable Trust Portfolios - NASDAQ-100(R) 2x Strategy Fund (RVF)
2008	0.80%	to	2.90%	2,777,616	2.97	to	3.56	9,530,939	0.16%	-72.82%	to	-73.49%
2007	1.15%	to	2.15%	2,175,439	12.94	to	12.11	27,662,536	0.32%	26.72%	to	25.54%
2006	1.15%	to	2.15%	1,191,682	10.21	to	9.64	11,969,599	0.08%	3.66%	to	2.63%
2005	1.15%	to	2.05%	1,702,841	9.85	to	9.44	16,583,822	0.00%	-4.14%	to	-4.99%
2004	1.15%	to	2.05%	2,525,054	10.27	to	9.93	25,733,805	3.46%	12.90%	to	11.99%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Rydex Variable Trust Portfolios - NASDAQ-100(R) Fund (ROF)
2008	0.80%	to	2.45%	581,368	$6.11	to	8.05	$5,040,754	0.12%	-42.38%	to	-43.39%
2007	0.80%	to	2.20%	842,901	10.61	to	14.46	12,821,105	0.12%	6.12%	to	15.29	%(a)
2006	1.15%	to	2.20%	841,434	13.25	to	12.54	10,952,350	0.00%	4.56%	to	3.48%
2005	1.15%	to	2.05%	1,260,934	12.67	to	12.20	15,717,447	0.00%	-0.05%	to	-0.93%
2004	1.15%	to	2.40%	4,291,035	12.68	to	12.17	53,776,428	0.00%	8.09%	to	6.80%
Rydex Variable Trust Portfolios - Nova Fund (RNF)
2008	0.80%	to	2.90%	2,615,083	4.41	to	5.15	15,360,297	0.34%	-54.84%	to	-55.90%
2007	0.80%	to	2.40%	3,331,378	9.77	to	12.49	43,798,223	1.09%	-2.31%	to	-1.25	%(a)
2006	1.15%	to	2.35%	4,124,172	13.51	to	12.68	54,628,828	0.79%	17.91%	to	16.53%
2005	1.15%	to	2.35%	5,496,441	11.46	to	10.88	61,916,595	0.30%	2.77%	to	1.57%
2004	1.15%	to	2.35%	4,376,840	11.15	to	10.71	48,297,744	0.05%	13.30%	to	12.04%
Rydex Variable Trust Portfolios - Precious Metals Fund (RPMF)
2008	0.45%	to	2.85%	1,769,536	7.12	to	10.43	28,379,283	0.00%	-38.84%	to	-40.38%
2007	0.80%	to	2.40%	1,493,671	11.62	to	25.23	39,756,266	0.00%	16.20%	to	16.73	%(a)
2006	1.15%	to	2.40%	1,192,909	23.04	to	21.62	27,089,138	0.00%	20.04%	to	18.68%
2005	1.15%	to	2.40%	1,824,984	19.19	to	18.21	34,432,953	0.00%	19.50%	to	17.96%
2004	1.15%	to	2.40%	1,135,796	16.06	to	15.44	17,973,169	0.00%	-15.20%	to	-16.22%
Rydex Variable Trust Portfolios - Real Estate Fund (RREF)
2008	0.80%	to	2.85%	882,234	5.44	to	8.77	9,127,867	0.54%	-42.11%	to	-43.42%
2007	0.80%	to	2.40%	1,220,492	9.40	to	17.12	21,901,406	1.52%	-5.97%	to	-21.05	%(a)
2006	1.15%	to	2.40%	2,113,674	23.10	to	21.68	47,814,239	2.17%	29.23%	to	27.70%
2005	1.15%	to	2.40%	941,969	17.88	to	16.98	16,519,261	1.76%	5.92%	to	4.67%
2004	1.15%	to	2.05%	638,192	16.88	to	16.41	10,696,859	0.83%	28.05%	to	27.02%
Rydex Variable Trust Portfolios - Retailing Fund (RRF)
2008	0.65%	to	2.85%	1,375,393	5.93	to	6.60	11,397,360	0.00%	-33.38%	to	-34.96%
2007	0.80%	to	2.40%	175,243	8.89	to	12.05	2,221,363	0.00%	-11.10%	to	-14.69	%(a)
2006	1.15%	to	2.40%	1,189,006	15.08	to	14.13	17,395,420	0.00%	8.81%	to	7.47%
2005	1.15%	to	2.40%	842,111	13.86	to	13.15	11,373,723	0.00%	4.27%	to	3.00%
2004	1.15%	to	2.40%	1,119,057	13.29	to	12.76	14,599,245	0.00%	8.79%	to	7.50%
Rydex Variable Trust Portfolios - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2008	0.65%	to	2.90%	956,562	4.62	to	5.29	8,283,723	0.18%	-51.68%	to	-52.89%
2007	0.80%	to	2.35%	713,902	9.55	to	17.13	12,930,976	0.91%	-4.47%	to	-8.90	%(a)
2006	1.15%	to	2.20%	2,130,166	20.01	to	18.96	42,198,456	0.38%	19.46%	to	18.28%
2005	1.15%	to	2.05%	1,371,869	16.75	to	16.13	22,760,014	1.59%	2.72%	to	1.85%
2004	1.15%	to	2.35%	4,543,149	16.30	to	15.68	73,517,463	0.00%	23.76%	to	22.42%
Rydex Variable Trust Portfolios - S&P 500 2x Strategy Fund (RTF)
2008	1.15%	to	2.45%	3,510,537	4.33	to	3.92	14,914,874	0.00%	-68.35%	to	-68.89%
2007	1.15%	to	2.05%	1,158,234	13.68	to	12.93	15,569,188	0.82%	-0.55%	to	-1.38%
2006	1.15%	to	2.15%	1,441,771	13.76	to	13.04	19,561,762	0.94%	22.28%	to	21.11%
2005	1.15%	to	2.05%	1,050,169	11.25	to	10.82	11,666,957	0.10%	2.20%	to	1.32%
2004	1.15%	to	2.05%	1,221,310	11.01	to	10.67	13,274,965	0.00%	15.55%	to	14.64%
Rydex Variable Trust Portfolios - Sector Rotation Fund (RSRF)
2008	0.80%	to	2.90%	2,101,946	6.49	to	8.32	19,467,186	0.00%	-41.21%	to	-42.50%
2007	0.80%	to	2.35%	2,302,659	11.04	to	15.19	36,643,783	0.00%	10.45%	to	19.93	%(a)
2006	1.15%	to	2.35%	2,251,981	13.39	to	12.66	29,607,719	0.00%	10.11%	to	8.84%
2005	1.15%	to	2.05%	1,587,662	12.16	to	11.77	19,107,058	0.00%	12.41%	to	11.45%
2004	1.15%	to	2.05%	753,136	10.82	to	10.56	8,100,165	0.00%	9.44%	to	8.52%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Rydex Variable Trust Portfolios - Small Cap Growth Fund (RVSCG)
2008	0.45%	to	2.90%	805,732	$6.33	to	6.63	$6,530,777	0.00%	-34.61%	to	-36.30%
2007	0.80%	to	2.35%	383,469	9.67	to	12.15	4,819,484	0.00%	-3.35%	to	-2.43	%(a)
2006	1.15%	to	2.35%	488,949	12.85	to	12.45	6,242,443	0.00%	6.50%	to	5.24%
2005	1.15%	to	2.05%	666,066	12.07	to	11.89	8,006,859	0.00%	4.98%	to	4.09%
2004	1.15%	to	2.05%	915,334	11.49	to	11.43	10,503,385	0.00%	14.93%	to	14.25	%(a) (b)
Rydex Variable Trust Portfolios - Small Cap Value Fund (RVSCV)
2008	0.80%	to	2.90%	920,313	4.70	to	5.04	5,629,689	0.95%	-43.95%	to	-45.26%
2007	1.15%	to	2.35%	288,414	11.13	to	10.66	3,178,063	0.13%	-21.28%	to	-22.23%
2006	1.15%	to	2.35%	926,833	14.14	to	13.71	13,008,771	0.47%	17.84%	to	16.48%
2005	1.15%	to	2.00%	737,733	12.00	to	11.84	8,816,352	0.00%	2.45%	to	1.63%
2004	1.15%	to	2.00%	1,503,275	11.71	to	11.65	17,579,309	0.08%	17.13%	to	16.49	%(a) (b)
Rydex Variable Trust Portfolios - Strengthening Dollar 2x Strategy Fund (RVSDL)
2008	0.80%	to	2.85%	652,158	9.57	to	7.89	5,357,764	0.00%	4.72%	to	2.50%
2007	1.15%	to	2.05%	125,974	8.00	to	7.84	1,000,152	0.00%	-11.92%	to	-12.76%
2006	1.15%	to	2.05%	22,945	9.09	to	8.98	207,608	1.60%	-11.65%	to	-12.47%
2005	1.15%	to	2.05%	21,223	10.29	to	10.26	218,176	0.91%	2.87%	to	2.65	%(a) (b)
Rydex Variable Trust Portfolios - Technology Fund (RTEC)
2008	1.15%	to	2.40%	456,034	8.04	to	7.33	3,600,906	0.00%	-46.04%	to	-46.79%
2007	0.80%	to	2.40%	1,360,335	10.00	to	13.78	19,766,820	0.00%	-0.03%	to	7.77	%(a)
2006	1.15%	to	2.40%	1,010,681	13.66	to	12.79	13,549,456	0.00%	4.68%	to	3.39%
2005	1.15%	to	2.40%	900,201	13.05	to	12.37	11,528,619	0.00%	1.93%	to	0.65%
2004	1.15%	to	2.40%	932,471	12.80	to	12.29	11,788,174	0.00%	-0.01%	to	-1.20%
Rydex Variable Trust Portfolios - Telecommunications Fund (RTEL)
2008	0.80%	to	2.40%	347,588	5.15	to	5.65	2,122,714	0.10%	-45.78%	to	-46.74%
2007	0.80%	to	2.40%	1,885,711	9.51	to	10.61	21,038,496	0.21%	-4.94%	to	6.67	%(a)
2006	1.15%	to	2.40%	1,823,489	10.64	to	9.95	18,869,371	1.33%	18.14%	to	16.72%
2005	1.15%	to	2.40%	1,531,964	9.01	to	8.52	13,459,014	0.00%	0.00%	to	-1.25%
2004	1.15%	to	2.40%	2,551,837	9.01	to	8.63	22,542,299	0.00%	11.38%	to	10.08%
Rydex Variable Trust Portfolios - Transportation Fund (RTRF)
2008	0.80%	to	2.90%	1,626,125	6.38	to	7.60	18,128,427	0.00%	-25.86%	to	-27.51%
2007	0.80%	to	2.40%	403,231	8.61	to	14.49	6,107,051	0.00%	-13.92%	to	-10.93	%(a)
2006	1.15%	to	2.40%	1,086,893	17.35	to	16.27	18,351,689	0.00%	6.15%	to	4.90%
2005	1.15%	to	2.40%	1,307,594	16.35	to	15.51	20,916,580	0.00%	7.24%	to	5.95%
2004	1.15%	to	2.40%	2,259,235	15.24	to	14.64	33,857,618	0.00%	21.58%	to	20.12%
Rydex Variable Trust Portfolios - Utilities Fund (RUTL)
2008	0.45%	to	2.90%	2,807,582	7.53	to	9.13	24,479,885	0.46%	-29.89%	to	-31.66%
2007	0.80%	to	2.40%	2,671,079	10.73	to	12.01	33,808,393	1.46%	7.31%	to	10.23	%(a)
2006	1.15%	to	2.40%	3,166,003	11.65	to	10.90	36,117,198	2.76%	19.58%	to	18.12%
2005	1.15%	to	2.40%	1,986,172	9.74	to	9.23	18,972,070	1.32%	9.30%	to	8.00%
2004	1.15%	to	2.40%	935,617	8.92	to	8.54	8,266,553	1.64%	15.96%	to	14.58%
Rydex Variable Trust Portfolios - Weakening Dollar 2x Strategy Fund (RVWDL)
2008	1.15%	to	2.15%	311,567	11.36	to	11.00	3,511,666	0.00%	-13.25%	to	-14.09%
2007	1.15%	to	2.05%	333,314	13.09	to	12.84	4,344,954	18.79%	16.75%	to	15.75%
2006	1.15%	to	2.05%	408,120	11.21	to	11.09	4,563,472	6.30%	15.38%	to	14.37%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

2008	Reserves for annuity contracts in payout phase:	841,754
2008	Contract owners’ equity	$943,091,391
2007	Reserves for annuity contracts in payout phase:	1,565,433
2007	Contract owners’ equity	$1,233,502,374
2006	Reserves for annuity contracts in payout phase:	1,830,048
2006	Contract owners’ equity	$1,233,770,495
2005	Reserves for annuity contracts in payout phase:	470,636
2005	Contract owners’ equity	$1,092,585,927
2004	Reserves for annuity contracts in payout phase:	167,427
2004	Contract owners’ equity	$979,135,633
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the unit value for expenses assessed. It does not include any expenses assessed through a redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009